UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22245

First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund III
First Trust Horizon Managed Volatility Domestic ETF (HUSV)

First Trust Horizon Managed Volatility Developed International ETF (HDMV)

Semi-Annual Report
For the Six Months Ended
January 31, 2020

First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2020
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
January 31, 2020
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the Managed Volatility Funds of First Trust Exchange-Traded Fund III (the “Funds”), which contains detailed information about the Funds for the six months ended January 31, 2020.
We are now two decades into this millennium and while it has clearly not been smooth sailing for the securities markets or the economy, it has been relatively prosperous for those investors willing to stay the course. We have always been a proponent of buy-and-hold investing and believe in the merits of investing for the long haul, including the implementation of such basic strategies as diversification and asset allocation.
From December 31, 1999 through December 31, 2019, the S&P 500® Index posted an average annual total return of 6.05%, according to Bloomberg. Over that same period, the ICE BofA 7-10 Year U.S. Treasury Index generated an average annual total return of 5.56%. These two asset classes are positioned at opposite ends of the risk spectrum. Historically speaking, stocks have tended to outperform government bonds in the U.S. by close to a 2 to 1 annual margin. For comparative purposes, from 1926 through 2019, the S&P 500® Index posted an average annual total return of 10.20%, compared to 5.56% for long-term government bonds, according to Morningstar/Ibbotson Associates. The returns from this millennium show that the S&P 500® Index lagged its historical average by more than four percentage points per year, while government bonds performed in line with their average. Remember, investors endured two severe bear markets in stocks between 2000 and 2009. This is one of the reasons we believe that, despite the S&P 500® Index setting new highs, equities are currently undervalued.
Over the six-month period ended January 31, 2020, the S&P 500® Index was up 9.31% on a total return basis, which is a strong showing for just half a year. The two top-performing sectors by far were Information Technology and Utilities, according to Bloomberg. These two sectors make for an interesting pair in that one is growth-oriented, while the other is more defensive in nature with a better than average dividend yield. The combination of the strength of the U.S. labor market, short-term interest rates and U.S. Treasury yields hovering around 1.50% to 2.00%, as of January 31, 2020, relatively modest inflation with the Consumer Price Index at 2.50% on a trailing 12-month basis and a favorable U.S. corporate tax structure helps foster a climate of opportunity for investors, in our opinion. We continue to urge investors to stay the course.
One caveat moving forward is the outbreak of the respiratory disease designated as COVID-19 that has caused significant volatility and declines in global financial markets which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time and in either case could result in a substantial downturn or recession. We are continuing to monitor these events.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
The investment objective of First Trust Horizon Managed Volatility Domestic ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The goal of this strategy is to capture upside price movements in rising markets and reduce downside risk when markets decline. To implement this strategy, the Sub-Advisor employs volatility forecasting models to forecast future expected volatility. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Sub-Advisor may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund. Shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol “HUSV”. The first day of secondary market trading in shares of the Fund was August 25, 2016.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/20	1 Year Ended 1/31/20	Inception (8/24/16) to 1/31/20	Inception (8/24/16) to 1/31/20
Fund Performance
NAV	6.59%	20.85%	12.08%	47.98%
Market Price	6.59%	20.70%	12.08%	47.98%
Index Performance
S&P 500® Index	9.31%	21.68%	14.39%	58.75%
(See Notes to Fund Performance Overview on page 6.)

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Domestic ETF (HUSV) (Continued)
Sector Allocation	% of Total Investments
Utilities	15.0%
Information Technology	13.8
Industrials	13.7
Financials	13.4
Health Care	10.8
Consumer Discretionary	9.2
Real Estate	7.2
Consumer Staples	6.1
Materials	4.9
Communication Services	3.4
Energy	2.5
Total	100.0%
Top Ten Holdings	% of Total Investments
Citrix Systems, Inc.	1.3%
Republic Services, Inc.	1.2
Berkshire Hathaway, Inc., Class B	1.2
Walmart, Inc.	1.2
Automatic Data Processing, Inc.	1.2
Apartment Investment & Management Co., Class A	1.2
Sysco Corp.	1.2
Equity Residential	1.1
Paychex, Inc.	1.1
Lockheed Martin Corp.	1.1
Total	11.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through January 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 25, 2016 (commencement of trading) through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
8/25/16 – 7/31/17	125	1	0	0
8/1/17 – 7/31/18	212	2	0	1
8/1/18 – 7/31/19	169	18	0	0
8/1/19 – 1/31/20	94	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
8/25/16 – 7/31/17	108	0	0	0
8/1/17 – 7/31/18	35	1	0	1
8/1/18 – 7/31/19	63	1	0	0
8/1/19 – 1/31/20	33	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
The investment objective of First Trust Horizon Managed Volatility Developed International ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The term “developed market companies” means those companies (i) whose securities are traded principally on a stock exchange in a developed market country, (ii) with a primary business office in a developed market country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a developed market country. The Sub-Advisor considers Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States to be developed market countries. However, this list may change in response to market and geopolitical events. Under normal market conditions, the Fund will invest in at least three countries and at least 40% of its net assets in countries other than the United States. Shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol “HDMV”. The first day of secondary market trading in shares of the Fund was August 25, 2016.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/20	1 Year Ended 1/31/20	Inception (8/24/16) to 1/31/20	Inception (8/24/16) to 1/31/20
Fund Performance
NAV	3.96%	7.56%	6.41%	23.82%
Market Price	3.45%	6.99%	6.38%	23.70%
Index Performance
MSCI EAFE Index	6.12%	12.10%	7.37%	27.69%
(See Notes to Fund Performance Overview on page 6.)

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Developed International ETF (HDMV) (Continued)
Sector Allocation	% of Total Investments
Financials	28.9%
Industrials	19.0
Utilities	10.0
Real Estate	9.7
Consumer Staples	8.9
Consumer Discretionary	6.3
Communication Services	5.2
Health Care	4.8
Materials	3.2
Energy	2.3
Information Technology	1.7
Total	100.0%
Top Ten Holdings	% of Total Investments
Swisscom AG	1.0%
Power Assets Holdings Ltd.	0.9
Swiss Life Holding AG	0.9
Ascendas Real Estate Investment Trust	0.9
Zurich Insurance Group AG	0.9
Roche Holding AG	0.9
Nestle S.A.	0.9
Baloise Holding AG	0.8
United Overseas Bank Ltd.	0.8
Iberdrola S.A.	0.8
Total	8.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through January 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 25, 2016 (commencement of trading) through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
8/25/16 – 7/31/17	128	99	1	0
8/1/17 – 7/31/18	99	135	6	0
8/1/18 – 7/31/19	164	65	3	0
8/1/19 – 1/31/20	87	25	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
8/25/16 – 7/31/17	6	0	0	0
8/1/17 – 7/31/18	9	3	0	0
8/1/18 – 7/31/19	19	0	0	0
8/1/19 – 1/31/20	13	2	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
First Trust Horizon Funds
January 31, 2020 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Horizon Managed Volatility Domestic ETF (“HUSV”) and the First Trust Horizon Managed Volatility Developed International ETF (“HDMV”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) serves as the investment sub-advisor to the Funds.
Portfolio Management Team
The following persons serve as portfolio managers of the Funds:
Michael Dickson, PhD, Portfolio Manager of Horizon
Scott Ladner, Portfolio Manager of Horizon
Steven Clark, PhD, Portfolio Manager of Horizon
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds. Each portfolio manager has served as part of the portfolio management team of the Funds since 2016.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
January 31, 2020 (Unaudited)
As a shareholder of First Trust Horizon Managed Volatility Domestic ETF or First Trust Horizon Managed Volatility Developed International ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2020.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Actual	$1,000.00	$1,065.90	0.70%	$3.64
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Actual	$1,000.00	$1,039.60	0.80%	$4.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	0.80%	$4.06

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2019 through January 31, 2020), multiplied by 184/366 (to reflect the six-month period).

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.6%
	Aerospace & Defense – 2.6%
14,726	General Dynamics Corp.	$2,583,529
7,062	Lockheed Martin Corp.	3,023,384
11,630	United Technologies Corp.	1,746,826
		7,353,739
	Airlines – 0.6%
24,387	Alaska Air Group, Inc.	1,575,156
	Banks – 0.6%
31,694	US Bancorp	1,686,755
	Beverages – 1.4%
31,618	Coca-Cola (The) Co.	1,846,491
14,469	PepsiCo, Inc.	2,054,888
		3,901,379
	Biotechnology – 0.5%
6,643	Amgen, Inc.	1,435,220
	Building Products – 0.6%
38,911	Johnson Controls International PLC	1,535,039
	Capital Markets – 1.3%
17,975	Intercontinental Exchange, Inc.	1,792,827
15,381	Nasdaq, Inc.	1,791,271
		3,584,098
	Chemicals – 3.4%
10,053	Air Products & Chemicals, Inc.	2,399,752
14,711	Ecolab, Inc.	2,884,974
13,781	Linde PLC	2,799,334
12,057	PPG Industries, Inc.	1,444,911
		9,528,971
	Commercial Services & Supplies – 2.0%
36,534	Republic Services, Inc.	3,472,557
17,385	Waste Management, Inc.	2,115,754
		5,588,311
	Construction Materials – 0.9%
18,295	Vulcan Materials Co.	2,591,121
	Consumer Finance – 0.6%
12,769	American Express Co.	1,658,310
	Containers & Packaging – 0.5%
11,322	Avery Dennison Corp.	1,485,899
	Distributors – 0.9%
28,057	Genuine Parts Co.	2,625,293
	Diversified Financial Services – 1.2%
15,028	Berkshire Hathaway, Inc., Class B (a)	3,372,734
Shares	Description	Value

	Diversified Telecommunication Services – 1.3%
43,405	AT&T, Inc.	$1,632,896
34,913	Verizon Communications, Inc.	2,075,229
		3,708,125
	Electric Utilities – 8.5%
40,904	Alliant Energy Corp.	2,428,062
19,145	American Electric Power Co., Inc.	1,995,292
21,868	Duke Energy Corp.	2,134,973
16,922	Entergy Corp.	2,225,581
30,671	Evergy, Inc.	2,213,219
25,278	Eversource Energy	2,336,698
43,454	FirstEnergy Corp.	2,207,029
8,012	NextEra Energy, Inc.	2,148,818
13,768	Pinnacle West Capital Corp.	1,344,996
30,942	Southern (The) Co.	2,178,317
34,870	Xcel Energy, Inc.	2,412,655
		23,625,640
	Electrical Equipment – 1.5%
25,090	AMETEK, Inc.	2,437,494
18,430	Eaton Corp. PLC	1,741,082
		4,178,576
	Electronic Equipment, Instruments & Components – 0.7%
20,520	Amphenol Corp., Class A	2,041,124
	Food & Staples Retailing – 3.0%
5,950	Costco Wholesale Corp.	1,817,844
39,052	Sysco Corp.	3,207,731
28,858	Walmart, Inc.	3,303,953
		8,329,528
	Food Products – 1.1%
51,997	Mondelez International, Inc., Class A	2,983,588
	Gas Utilities – 0.5%
12,450	Atmos Energy Corp.	1,457,023
	Health Care Equipment & Supplies – 4.2%
30,373	Abbott Laboratories	2,646,703
4,290	Cooper (The) Cos., Inc.	1,488,158
13,115	Danaher Corp.	2,109,810
27,724	Hologic, Inc. (a)	1,483,789
21,800	Medtronic PLC	2,516,592
9,920	STERIS PLC	1,494,845
		11,739,897
	Health Care Providers & Services – 1.9%
14,656	Laboratory Corp of America Holdings (a)	2,570,663

See Notes to Financial Statements

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
25,287	Quest Diagnostics, Inc.	$2,798,512
		5,369,175
	Health Care Technology – 0.9%
35,982	Cerner Corp.	2,584,587
	Hotels, Restaurants & Leisure – 3.4%
21,307	Darden Restaurants, Inc.	2,480,774
13,562	McDonald’s Corp.	2,901,861
27,062	Starbucks Corp.	2,295,670
17,034	Yum! Brands, Inc.	1,801,686
		9,479,991
	Household Products – 0.7%
14,596	Procter & Gamble (The) Co.	1,818,953
	Industrial Conglomerates – 2.0%
15,019	Honeywell International, Inc.	2,601,591
7,443	Roper Technologies, Inc.	2,840,696
		5,442,287
	Insurance – 9.7%
35,386	Aflac, Inc.	1,824,856
25,271	Allstate (The) Corp.	2,995,624
19,841	Arthur J. Gallagher & Co.	2,035,091
19,129	Chubb Ltd.	2,907,417
16,310	Cincinnati Financial Corp.	1,711,735
10,364	Everest Re Group Ltd.	2,866,372
27,531	Globe Life, Inc.	2,870,382
48,229	Hartford Financial Services Group (The), Inc.	2,859,015
25,111	Marsh & McLennan Cos., Inc.	2,808,916
19,113	Travelers (The) Cos., Inc.	2,515,653
23,738	WR Berkley Corp.	1,745,455
		27,140,516
	IT Services – 9.8%
12,646	Accenture PLC, Class A	2,595,086
18,995	Automatic Data Processing, Inc.	3,255,553
24,327	Broadridge Financial Solutions, Inc.	2,898,562
29,609	Cognizant Technology Solutions Corp., Class A	1,817,401
20,656	Fidelity National Information Services, Inc.	2,967,441
16,962	International Business Machines Corp.	2,437,948
19,870	Jack Henry & Associates, Inc.	2,971,360
35,279	Paychex, Inc.	3,025,880
13,527	Visa, Inc., Class A	2,691,467
102,856	Western Union (The) Co.	2,766,826
		27,427,524
Shares	Description	Value

	Life Sciences Tools & Services – 0.5%
4,785	Thermo Fisher Scientific, Inc.	$1,498,614
	Machinery – 2.0%
15,566	IDEX Corp.	2,550,489
8,913	Illinois Tool Works, Inc.	1,559,597
11,766	Ingersoll-Rand PLC	1,567,584
		5,677,670
	Media – 2.1%
2,994	Charter Communications, Inc., Class A (a)	1,549,275
60,383	Comcast Corp., Class A	2,607,942
21,239	Omnicom Group, Inc.	1,599,509
		5,756,726
	Multiline Retail – 0.9%
16,604	Dollar General Corp.	2,547,220
	Multi-Utilities – 6.0%
25,792	Ameren Corp.	2,116,233
35,527	CMS Energy Corp.	2,433,955
25,537	Consolidated Edison, Inc.	2,400,478
17,564	Dominion Energy, Inc.	1,506,113
17,224	DTE Energy Co.	2,284,075
37,011	Public Service Enterprise Group, Inc.	2,191,051
12,116	Sempra Energy	1,946,314
18,394	WEC Energy Group, Inc.	1,837,377
		16,715,596
	Oil, Gas & Consumable Fuels – 2.5%
14,336	Chevron Corp.	1,535,959
31,941	Exxon Mobil Corp.	1,984,175
85,000	Kinder Morgan, Inc.	1,773,950
21,324	ONEOK, Inc.	1,596,528
		6,890,612
	Pharmaceuticals – 2.7%
10,408	Eli Lilly & Co.	1,453,373
12,261	Johnson & Johnson	1,825,295
18,707	Merck & Co., Inc.	1,598,326
68,622	Pfizer, Inc.	2,555,484
		7,432,478
	Professional Services – 2.0%
35,424	IHS Markit Ltd. (a)	2,793,537
16,684	Verisk Analytics, Inc.	2,710,649
		5,504,186
	Road & Rail – 0.5%
13,027	JB Hunt Transport Services, Inc.	1,406,004
	Software – 3.2%
29,119	Citrix Systems, Inc.	3,529,805
15,872	Microsoft Corp.	2,701,890

See Notes to Financial Statements

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
51,588	Oracle Corp.	$2,705,791
		8,937,486
	Specialty Retail – 3.4%
1,870	AutoZone, Inc. (a)	1,978,385
10,769	Home Depot (The), Inc.	2,456,409
5,781	O’Reilly Automotive, Inc. (a)	2,347,664
12,451	Ross Stores, Inc.	1,396,878
23,457	TJX (The) Cos., Inc.	1,384,901
		9,564,237
	Textiles, Apparel & Luxury Goods – 0.5%
14,736	NIKE, Inc., Class B	1,419,077
	Total Common Stocks	258,598,465
	(Cost $238,557,537)
REAL ESTATE INVESTMENT TRUSTS – 7.1%
	Equity Real Estate Investment Trusts – 7.1%
61,202	Apartment Investment & Management Co., Class A	3,225,957
9,441	AvalonBay Communities, Inc.	2,045,770
55,973	Duke Realty Corp.	2,032,380
37,030	Equity Residential	3,076,452
6,146	Essex Property Trust, Inc.	1,903,785
17,104	Extra Space Storage, Inc.	1,893,071
14,845	Federal Realty Investment Trust	1,855,922
14,391	Mid-America Apartment Communities, Inc.	1,974,589
41,025	UDR, Inc.	1,965,508
	Total Real Estate Investment Trusts	19,973,434
	(Cost $19,498,258)
	Total Investments – 99.7%	278,571,899
	(Cost $258,055,795) (b)
	Net Other Assets and Liabilities – 0.3%	809,089
	Net Assets – 100.0%	$279,380,988

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,331,344 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,815,240. The net unrealized appreciation was $20,516,104.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 258,598,465	$ 258,598,465	$ —	$ —
Real Estate Investment Trusts*	19,973,434	19,973,434	—	—
Total Investments	$ 278,571,899	$ 278,571,899	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 93.5%
	Australia – 7.6%
57,030	AGL Energy Ltd. (b)	$756,858
778,295	AusNet Services (b)	917,161
63,141	Australia & New Zealand Banking Group Ltd. (b)	1,074,809
158,778	Bendigo & Adelaide Bank Ltd. (b)	1,096,336
21,034	Commonwealth Bank of Australia (b)	1,190,893
203,449	Insurance Australia Group Ltd. (b)	956,638
8,200	Macquarie Group Ltd. (b)	783,512
67,395	National Australia Bank Ltd. (b)	1,151,250
51,021	Sonic Healthcare Ltd. (b)	1,069,438
120,867	Suncorp Group Ltd. (b)	1,032,526
378,641	Tabcorp Holdings Ltd. (b)	1,178,609
65,060	Westpac Banking Corp. (b)	1,087,246
		12,295,276
	Belgium – 1.4%
18,458	Ageas (b)	1,017,803
12,013	Groupe Bruxelles Lambert S.A. (b)	1,207,231
		2,225,034
	Bermuda – 0.6%
136,672	CK Infrastructure Holdings Ltd. (b)	953,535
	Cayman Islands – 0.6%
119,764	CK Hutchison Holdings Ltd. (b)	1,058,200
	Denmark – 1.2%
7,819	Coloplast A.S., Class B (b)	985,830
34,055	Tryg A.S. (b)	1,031,862
		2,017,692
	France – 6.7%
5,561	Aeroports de Paris (b)	1,052,144
6,828	Air Liquide S.A. (b)	987,258
44,482	AXA S.A. (b)	1,182,847
51,504	Carrefour S.A. (b)	871,536
14,397	Danone S.A. (b)	1,152,112
8,024	Eiffage S.A. (b)	930,092
1,046	Hermes International (b)	781,076
24,651	SCOR SE (b)	1,047,739
16,084	TOTAL S.A. (b)	783,142
33,571	Veolia Environnement S.A. (b)	990,358
7,765	Wendel S.A. (b)	1,035,971
		10,814,275
	Germany – 6.3%
4,721	Allianz SE (b)	1,127,109
10,301	Beiersdorf AG (b)	1,167,864
5,694	Deutsche Boerse AG (b)	924,270
20,879	Deutsche Post AG (b)	728,466
73,961	Deutsche Telekom AG (b)	1,197,858
Shares	Description	Value

	Germany (Continued)
75,013	E.ON SE (b)	$849,971
5,792	Hannover Rueck SE (b)	1,124,613
7,824	Merck KGaA (b)	1,003,268
4,198	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	1,237,740
14,361	Vonovia SE (b)	819,671
		10,180,830
	Hong Kong – 2.3%
117,674	CLP Holdings, Ltd. (b)	1,223,756
575,939	Hong Kong & China Gas Co., Ltd. (b)	1,102,163
205,331	Power Assets Holdings Ltd. (b)	1,482,370
		3,808,289
	Israel – 1.2%
126,869	Bank Leumi Le-Israel BM (b)	912,179
8,654	Check Point Software Technologies Ltd. (c)	989,239
		1,901,418
	Italy – 2.0%
68,151	Assicurazioni Generali S.p.A. (b)	1,327,968
75,825	Eni S.p.A. (b)	1,062,126
327,332	Intesa Sanpaolo S.p.A. (b)	812,935
		3,203,029
	Japan – 25.7%
47,200	Aeon Mall Co., Ltd. (b)	784,289
23,100	ANA Holdings, Inc. (b)	721,510
19,300	Aozora Bank Ltd. (b)	520,055
25,200	Bridgestone Corp. (b)	892,560
27,400	Canon, Inc. (b)	718,546
4,200	Central Japan Railway Co. (b)	824,383
60,000	Chugoku Electric Power (The) Co., Inc. (b)	791,893
9,300	East Japan Railway Co. (b)	818,880
19,900	Hankyu Hanshin Holdings, Inc. (b)	807,386
47,500	Iida Group Holdings Co., Ltd. (b)	800,556
26,400	ITOCHU Corp. (b)	616,730
29,400	Japan Airlines Co., Ltd. (b)	827,036
75,200	Japan Post Bank Co., Ltd. (b)	696,044
69,500	Japan Post Holdings Co., Ltd. (b)	632,219
34,200	Japan Tobacco, Inc. (b)	723,140
23,700	Kamigumi Co., Ltd. (b)	506,412
18,800	KDDI Corp. (b)	568,119
18,900	Keihan Holdings Co., Ltd. (b)	854,678
10,600	Kintetsu Group Holdings Co., Ltd. (b)	558,655
7,700	Kyocera Corp. (b)	505,939
17,700	Kyushu Railway Co. (b)	579,132

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
22,100	McDonald’s Holdings Co., Japan Ltd. (b)	$1,050,446
7,700	MEIJI Holdings Co., Ltd. (b)	541,878
22,500	Mitsubishi Corp. (b)	576,802
22,900	Mitsubishi Heavy Industries Ltd. (b)	835,332
20,500	Mitsubishi Materials Corp. (b)	515,589
115,400	Mitsubishi UFJ Financial Group, Inc. (b)	592,535
31,700	Mitsui & Co., Ltd. (b)	563,804
20,600	Mitsui Fudosan Co., Ltd. (b)	545,602
519,300	Mizuho Financial Group, Inc. (b)	770,086
21,400	MS&AD Insurance Group Holdings, Inc. (b)	710,752
18,900	Nagoya Railroad Co., Ltd. (b)	554,493
23,100	Nippon Telegraph & Telephone Corp. (b)	588,982
20,300	Nomura Real Estate Holdings, Inc. (b)	499,908
34,700	NTT DOCOMO, Inc. (b)	985,910
25,700	Odayku Electric Railway Co., Ltd. (b)	570,063
31,200	ORIX Corp. (b)	527,045
45,700	Osaka Gas Co., Ltd. (b)	773,329
198,700	Resona Holdings, Inc. (b)	819,408
17,200	Sankyo Co., Ltd. (b)	577,855
10,200	Secom Co., Ltd. (b)	895,077
34,500	Seibu Holdings, Inc. (b)	537,771
33,700	Seiko Epson Corp. (b)	492,767
28,200	Sekisui House Ltd. (b)	606,361
75,300	Shizuoka Bank (The), Ltd. (b)	528,633
55,900	Softbank Corp. (b)	766,898
55,500	Sumitomo Corp. (b)	825,545
26,300	Sumitomo Mitsui Financial Group, Inc. (b)	924,693
15,400	Sumitomo Mitsui Trust Holdings, Inc. (b)	567,797
21,400	Sumitomo Realty & Development Co., Ltd. (b)	787,852
12,300	Suntory Beverage & Food Ltd. (b)	520,761
30,700	Teijin Ltd. (b)	548,879
25,700	Tobu Railway Co., Ltd. (b)	905,333
15,800	Tokio Marine Holdings, Inc. (b)	857,644
33,000	Tokyo Gas Co., Ltd. (b)	725,538
47,300	Tokyu Corp. (b)	833,535
27,700	Toppan Printing Co., Ltd. (b)	552,062
12,900	Toyo Suisan Kaisha Ltd. (b)	540,457
11,900	Toyota Motor Corp. (b)	827,380
7,900	West Japan Railway Co. (b)	668,418
100,500	Yamada Denki Co., Ltd. (b)	506,547
		41,767,929
	Jersey – 0.6%
27,299	Experian PLC (b)	950,223
Shares	Description	Value

	Netherlands – 3.6%
12,060	AerCap Holdings N.V. (c)	$682,717
11,773	Akzo Nobel N.V. (b)	1,110,989
12,139	Heineken Holding N.V. (b)	1,192,994
7,574	Heineken N.V. (b)	824,104
22,294	Unilever N.V. (b)	1,300,904
10,981	Wolters Kluwer N.V. (b)	825,130
		5,936,838
	Norway – 0.7%
113,234	Orkla ASA (b)	1,093,137
	Singapore – 5.9%
408,100	CapitaLand Ltd. (b)	1,075,415
67,300	DBS Group Holdings Ltd. (b)	1,239,737
1,634,700	Genting Singapore Ltd. (b)	1,023,060
164,400	Oversea-Chinese Banking Corp., Ltd. (b)	1,293,681
165,700	Singapore Airlines Ltd. (b)	1,032,978
125,500	Singapore Exchange Ltd. (b)	796,219
325,100	Singapore Technologies Engineering Ltd. (b)	973,738
365,700	Singapore Telecommunications Ltd. (b)	879,970
71,800	United Overseas Bank Ltd. (b)	1,339,223
		9,654,021
	Spain – 4.2%
6,166	Aena SME S.A. (b) (d) (e)	1,141,205
46,813	Endesa S.A. (b)	1,285,350
36,294	Ferrovial S.A. (b)	1,152,896
122,087	Iberdrola S.A. (b)	1,335,796
35,339	Naturgy Energy Group S.A. (b)	932,058
48,364	Red Electrica Corp. S.A. (b)	967,583
		6,814,888
	Sweden – 2.8%
36,060	Industrivarden AB, Class C (b)	849,992
20,605	Investor AB, Class B (b)	1,128,227
16,697	L E Lundbergforetagen AB, Class B (b)	724,850
48,529	Tele2 AB, Class B (b)	732,162
262,638	Telia Co., AB (b)	1,123,157
		4,558,388
	Switzerland – 10.9%
13,663	Adecco Group AG (b)	800,490
7,520	Baloise Holding AG (b)	1,358,704
2,413	Geberit AG (b)	1,273,417
5,391	Kuehne + Nagel International AG (b)	871,303
16,902	LafargeHolcim Ltd. (b)	858,973
12,581	Nestle S.A. (b)	1,387,592
12,424	Novartis AG (b)	1,173,672
11,989	Pargesa Holding S.A. (b)	960,426
993	Partners Group Holding AG (b)	909,046
4,191	Roche Holding AG (b)	1,405,949
2,899	Swiss Life Holding AG (b)	1,457,254

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
8,479	Swiss Prime Site AG (b)	$1,035,160
10,665	Swiss Re AG (b)	1,204,280
3,003	Swisscom AG (b)	1,647,637
3,437	Zurich Insurance Group AG (b)	1,426,760
		17,770,663
	United Kingdom – 9.2%
30,281	Admiral Group PLC (b)	901,511
115,646	BAE Systems PLC (b)	961,361
118,732	BP PLC (b)	714,780
15,345	Coca-Cola European Partners PLC	807,301
41,714	Compass Group PLC (b)	1,031,263
17,733	Croda International PLC (b)	1,164,505
27,904	Diageo PLC (b)	1,103,411
49,107	GlaxoSmithKline PLC (b)	1,153,004
111,326	HSBC Holdings PLC (b)	809,360
15,209	InterContinental Hotels Group PLC (b)	936,814
79,546	National Grid PLC (b)	1,056,902
37,452	RELX PLC (b)	993,670
41,699	Royal Dutch Shell PLC, Class A (b)	1,095,032
43,401	Smith & Nephew PLC (b)	1,044,268
20,205	Unilever PLC (b)	1,205,256
		14,978,438
	Total Common Stocks	151,982,103
	(Cost $147,387,889)
REAL ESTATE INVESTMENT TRUSTS (a) – 6.3%
	Australia – 0.7%
416,352	Scentre Group (b)	1,068,289
	France – 2.1%
9,125	Covivio (b)	1,082,812
6,550	Gecina S.A. (b)	1,235,396
9,854	ICADE	1,101,600
		3,419,808
	Singapore – 2.8%
621,500	Ascendas Real Estate Investment Trust (b)	1,431,023
663,400	CapitaLand Commercial Trust (b)	998,410
484,200	CapitaLand Mall Trust (b)	890,222
963,500	Suntec Real Estate Investment Trust (b)	1,294,354
		4,614,009
Shares	Description	Value

	United Kingdom – 0.7%
89,571	Segro PLC (b)	$1,075,560
	Total Real Estate Investment Trusts	10,177,666
	(Cost $9,391,103)
	Total Investments – 99.8%	162,159,769
	(Cost $156,778,992) (f)
	Net Other Assets and Liabilities – 0.2%	368,799
	Net Assets – 100.0%	$162,528,568

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2020, securities noted as such are valued at $158,578,912 or 97.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,687,489 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,306,712. The net unrealized appreciation was $5,380,777.

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Israel	$ 1,901,418	$ 989,239	$ 912,179	$ —
Netherlands	5,936,838	682,717	5,254,121	—
United Kingdom	14,978,438	807,301	14,171,137	—
Other Country Categories*	129,165,409	—	129,165,409	—
Real Estate Investment Trusts:
France	3,419,808	1,101,600	2,318,208	—
Other Country Categories*	6,757,858	—	6,757,858	—
Total Investments	$ 162,159,769	$ 3,580,857	$ 158,578,912	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	25.8%
Japanese Yen	25.8
Swiss Franc	11.0
British Pound Sterling	10.0
Singapore Dollar	8.8
Australian Dollar	8.2
Hong Kong Dollar	3.6
Swedish Krona	2.8
United States Dollar	1.5
Danish Krone	1.2
Norwegian Krone	0.7
Israeli Shekel	0.6
Total	100.0%
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2020 (Unaudited)
	First Trust Horizon Managed Volatility Domestic ETF (HUSV)	First Trust Horizon Managed Volatility Developed International ETF (HDMV)
ASSETS:
Investments, at value	$ 278,571,899	$ 162,159,769
Cash	688,718	192,149
Foreign currency	—	895
Receivables:
Dividends	283,516	140,665
Dividend reclaims	2,534	143,868
Total Assets	279,546,667	162,637,346
LIABILITIES:
Investment advisory fees payable	165,679	108,778
Total Liabilities	165,679	108,778
NET ASSETS	$279,380,988	$162,528,568
NET ASSETS consist of:
Paid-in capital	$ 255,714,691	$ 163,735,079
Par value	99,000	48,500
Accumulated distributable earnings (loss)	23,567,297	(1,255,011)
NET ASSETS	$279,380,988	$162,528,568
NET ASSET VALUE, per share	$28.22	$33.51
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	9,900,002	4,850,002
Investments, at cost	$258,055,795	$156,778,992
Foreign currency, at cost (proceeds)	$—	$889

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2020 (Unaudited)
	First Trust Horizon Managed Volatility Domestic ETF (HUSV)	First Trust Horizon Managed Volatility Developed International ETF (HDMV)
INVESTMENT INCOME:
Dividends	$ 2,808,881	$ 1,699,775
Interest	4,287	2,602
Foreign withholding tax	—	(121,415)
Other	—	27
Total investment income	2,813,168	1,580,989
EXPENSES:
Investment advisory fees	888,867	572,057
Total expenses	888,867	572,057
NET INVESTMENT INCOME (LOSS)	1,924,301	1,008,932
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,717,217)	(3,416,164)
In-kind redemptions	15,117,292	3,058,645
Foreign currency transactions	—	35,613
Net realized gain (loss)	10,400,075	(321,906)
Net change in unrealized appreciation (depreciation) on:
Net change in unrealized appreciation (depreciation) on investments	3,345,274	4,238,383
Foreign currency translation	—	5,883
Net change in unrealized appreciation (depreciation)	3,345,274	4,244,266
NET REALIZED AND UNREALIZED GAIN (LOSS)	13,745,349	3,922,360
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 15,669,650	$ 4,931,292
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets
	First Trust Horizon Managed Volatility Domestic ETF (HUSV)		First Trust Horizon Managed Volatility Developed International ETF (HDMV)
	Six Months Ended 1/31/2020 (Unaudited)	Year Ended 7/31/2019	Six Months Ended 1/31/2020 (Unaudited)	Year Ended 7/31/2019
OPERATIONS:
Net investment income (loss)	$ 1,924,301	$ 2,758,090	$ 1,008,932	$ 2,133,177
Net realized gain (loss)	10,400,075	14,126,223	(321,906)	(2,036,243)
Net change in unrealized appreciation (depreciation)	3,345,274	10,268,998	4,244,266	599,720
Net increase (decrease) in net assets resulting from operations	15,669,650	27,153,311	4,931,292	696,654
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,232,275)	(2,290,936)	(3,033,801)	(2,045,252)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	156,414,965	220,067,195	57,856,988	97,182,899
Cost of shares redeemed	(114,859,892)	(154,429,427)	(25,620,378)	(26,449,839)
Net increase (decrease) in net assets resulting from shareholder transactions	41,555,073	65,637,768	32,236,610	70,733,060
Total increase (decrease) in net assets	54,992,448	90,500,143	34,134,101	69,384,462
NET ASSETS:
Beginning of period	224,388,540	133,888,397	128,394,467	59,010,005
End of period	$279,380,988	$224,388,540	$162,528,568	$128,394,467
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	8,400,002	5,700,002	3,900,002	1,750,002
Shares sold	5,650,000	8,900,000	1,700,000	2,950,000
Shares redeemed	(4,150,000)	(6,200,000)	(750,000)	(800,000)
Shares outstanding, end of period	9,900,002	8,400,002	4,850,002	3,900,002

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
	Six Months Ended 1/31/2020 (Unaudited)	Year Ended		Period Ended 7/31/2017 (a)
		7/31/2018	7/31/2019
Net asset value, beginning of period	$ 26.71	$ 23.49	$ 22.03	$ 19.96
Income from investment operations:
Net investment income (loss)	0.20	0.37	0.30	0.24
Net realized and unrealized gain (loss)	1.55	3.17	1.46	2.05
Total from investment operations	1.75	3.54	1.76	2.29
Distributions paid to shareholders from:
Net investment income	(0.24)	(0.32)	(0.30)	(0.22)
Net asset value, end of period	$28.22	$26.71	$23.49	$22.03
Total return (b)	6.59%	15.24%	8.04%	11.51%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 279,381	$ 224,389	$ 133,888	$ 62,799
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70% (c)
Ratio of net investment income (loss) to average net assets	1.52% (c)	1.58%	1.37%	1.50% (c)
Portfolio turnover rate (d)	63%	147%	157%	149%

(a)	Inception date is August 24, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
	Six Months Ended 1/31/2020 (Unaudited)	Year Ended		Period Ended 7/31/2017 (a)
		7/31/2018	7/31/2019
Net asset value, beginning of period	$ 32.92	$ 33.72	$ 33.05	$ 29.89
Income from investment operations:
Net investment income (loss)	0.27	0.86	0.91	0.63
Net realized and unrealized gain (loss)	1.04	(0.79)	0.87	3.13
Total from investment operations	1.31	0.07	1.78	3.76
Distributions paid to shareholders from:
Net investment income	(0.72)	(0.87)	(1.11)	(0.60)
Net asset value, end of period	$33.51	$32.92	$33.72	$33.05
Total return (b)	3.96%	0.21%	5.48%	12.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 162,529	$ 128,394	$ 59,010	$ 29,745
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80% (c)
Ratio of net investment income (loss) to average net assets	1.41% (c)	2.74%	2.73%	2.74% (c)
Portfolio turnover rate (d)	54%	99%	133%	150%

(a)	Inception date is August 24, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of fifteen funds that are offering shares. This report covers the following funds, each a non-diversified series of the Trust:
First Trust Horizon Managed Volatility Domestic ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “HUSV”)
First Trust Horizon Managed Volatility Developed International ETF – (NYSE Arca ticker “HDMV”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed in-kind for securities in which a Fund invests and, in certain circumstances, for cash. Except when aggregated in Creation Units, the shares are not redeemable securities of a Fund.
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to provide capital appreciation.
Under normal market conditions, HUSV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility.
Under normal market conditions, HDMV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon believes exhibit low future expected volatility.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”) and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2020, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2019, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Horizon Managed Volatility Domestic ETF	$ 2,290,936	$ —	$ —
First Trust Horizon Managed Volatility Developed International ETF	2,045,252	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
As of July 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Horizon Managed Volatility Domestic ETF	$ 496,765	$ (6,868,610)	$ 16,501,767
First Trust Horizon Managed Volatility Developed International ETF	864,308	(3,864,653)	(152,157)
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, and 2019 remain open to federal and state audit. As of January 31, 2020, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2019, the Funds had non-expiring capital loss carryforwards for federal income tax purposes as follows:
Capital Loss Available
First Trust Horizon Managed Volatility Domestic ETF	$ 6,868,610
First Trust Horizon Managed Volatility Developed International ETF	3,864,653
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
HUSV and HDMV have agreed to pay First Trust an annual unitary management fee of 0.70% and 0.80% of HUSV’s and HDMV’s average daily net assets, respectively. Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust manages the investment of the Funds’ assets and is responsible for the expenses of each Fund, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
Horizon serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2020, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Horizon Managed Volatility Domestic ETF	$ 157,939,154	$ 158,745,729
First Trust Horizon Managed Volatility Developed International ETF	85,745,998	76,674,870

For the six months ended January 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Horizon Managed Volatility Domestic ETF	$ 154,877,762	$ 112,960,840
First Trust Horizon Managed Volatility Developed International ETF	46,949,898	25,584,059
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund’s portfolio.The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund’s portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2020.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust California Municipal High Income ETF (FCAL)

Semi-Annual Report
For the Six Months Ended
January 31, 2020

First Trust California Municipal High Income ETF (FCAL)
Semi-Annual Report
January 31, 2020
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust California Municipal High Income ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust California Municipal High Income ETF (FCAL)
Semi-Annual Letter from the Chairman and CEO
January 31, 2020
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust California Municipal High Income ETF (the “Fund”), which contains detailed information about the Fund for the six months ended January 31, 2020.
We are now two decades into this millennium and while it has clearly not been smooth sailing for the securities markets or the economy, it has been relatively prosperous for those investors willing to stay the course. We have always been a proponent of buy-and-hold investing and believe in the merits of investing for the long haul, including the implementation of such basic strategies as diversification and asset allocation.
From December 31, 1999 through December 31, 2019, the S&P 500® Index posted an average annual total return of 6.05%, according to Bloomberg. Over that same period, the ICE BofA 7-10 Year U.S. Treasury Index generated an average annual total return of 5.56%. These two asset classes are positioned at opposite ends of the risk spectrum. Historically speaking, stocks have tended to outperform government bonds in the U.S. by close to a 2 to 1 annual margin. For comparative purposes, from 1926 through 2019, the S&P 500® Index posted an average annual total return of 10.20%, compared to 5.56% for long-term government bonds, according to Morningstar/Ibbotson Associates. The returns from this millennium show that the S&P 500® Index lagged its historical average by more than four percentage points per year, while government bonds performed in line with their average. Remember, investors endured two severe bear markets in stocks between 2000 and 2009. This is one of the reasons we believe that, despite the S&P 500® Index setting new highs, equities are currently undervalued.
Over the six-month period ended January 31, 2020, the S&P 500® Index was up 9.31% on a total return basis, which is a strong showing for just half a year. The two top-performing sectors by far were Information Technology and Utilities, according to Bloomberg. These two sectors make for an interesting pair in that one is growth-oriented, while the other is more defensive in nature with a better than average dividend yield. The combination of the strength of the U.S. labor market, short-term interest rates and U.S. Treasury yields hovering around 1.50% to 2.00%, as of January 31, 2020, relatively modest inflation with the Consumer Price Index at 2.50% on a trailing 12-month basis and a favorable U.S. corporate tax structure helps foster a climate of opportunity for investors, in our opinion. We continue to urge investors to stay the course.
One caveat moving forward is the outbreak of the respiratory disease designated as COVID-19 that has caused significant volatility and declines in global financial markets which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time and in either case could result in a substantial downturn or recession. We are continuing to monitor these events.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust California Municipal High Income ETF (FCAL)
The primary investment objective of First Trust California Municipal High Income ETF (the “Fund”) is to seek to provide current income that is exempt from regular federal income taxes and California income taxes, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and California income taxes (“Municipal Securities”). Municipal Securities will be issued by or on behalf of the State of California or territories or possessions of the U.S. (including but not limited to Puerto Rico, the U.S. Virgin Islands and Guam) and/or the political subdivisions, agencies, authorities and other instrumentalities of such state, territories or possessions. The Fund lists and principally trades its shares on The Nasdaq Stock Market LLC under the ticker symbol “FCAL.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/20	1 Year Ended 1/31/20	Inception (6/20/17) to 1/31/20	Inception (6/20/17) to 1/31/20
Fund Performance
NAV	4.37%	11.19%	6.13%	16.83%
Market Price	4.27%	11.53%	6.19%	16.99%
Index Performance
Bloomberg Barclays 10 Year California Exempt Index	2.95%	8.09%	4.28%	11.59%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust California Municipal High Income ETF (FCAL) (Continued)
Sector Allocation	% of Total Investments (including cash)
Insured	16.1%
Special Assessment	14.5
Education	8.9
Continuing Care Retirement Communities	7.6
Hospital	7.5
Student Housing	6.8
Government Obligation Bond - Unlimited Tax	6.7
Dedicated Tax	5.6
Industrial Development Bond	5.0
Water & Sewer	3.6
Airport	3.4
Housing	3.1
Higher Education	3.0
Certificates of Participation	2.5
Tobacco	2.3
Tax Increment	1.3
Local Housing	1.3
Gas	0.5
Toll Road	0.2
Other Health	0.0*
Cash	0.1
Total	100.0%

*	Amount is less than 0.05%.
Credit Rating(1)	% of Total Investments (including cash)
AAA	0.3%
AA	33.5
A	13.1
BBB	18.7
BB	9.0
CCC	0.6
Not Rated	24.7
Cash	0.1
Total	100.0%

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust California Municipal High Income ETF (FCAL) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through January 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 7/31/17	14	0	0	0
8/1/17 – 7/31/18	204	10	1	0
8/1/18 – 7/31/19	177	0	0	0
8/1/19 - 1/31/20	112	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 7/31/17	14	0	0	0
8/1/17 – 7/31/18	37	0	0	0
8/1/18 – 7/31/19	74	0	0	0
8/1/19 - 1/31/20	15	0	0	0

Portfolio Management
First Trust California Municipal High Income ETF (FCAL)
Semi-Annual Report
January 31, 2020 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust California Municipal High Income ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
Tom Futrell, CFA, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The First Trust Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA, and Johnathan Wilhelm who serve as senior portfolio managers of the Fund. Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to joining First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Fund, the Team manages/consults for a variety of First Trust investment portfolios and separately managed accounts.

First Trust California Municipal High Income ETF (FCAL)
Understanding Your Fund Expenses
January 31, 2020 (Unaudited)
As a shareholder of the First Trust California Municipal High Income ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2020.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust California Municipal High Income ETF (FCAL)
Actual	$1,000.00	$1,043.70	0.50%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	0.50%	$2.54

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2019 through January 31, 2020), multiplied by 184/366 (to reflect the six-month period).

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.9%
	Arizona – 0.6%
$400,000	AZ St Indl Dev Auth Edu Rev Academics of Math & Science Proj (a)	4.00%	07/01/29	$436,188
	California – 88.8%
350,000	Adelanto CA Elem Sch Dist Cmnty Facs Dist #1 Spl Tax Ref Impt Area A, BAM	5.00%	09/01/30	456,795
150,000	Alameda CA Corridor Transprtn Auth Ref Subordinate Lien, Ser A	5.00%	10/01/25	179,387
215,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	260,746
525,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1 Impt	4.00%	09/01/34	601,618
749,079	CA Hsg Fin Agy Muni Ctfs Class A, Ser 2	4.00%	03/20/33	885,884
447,425	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	545,389
200,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	227,514
255,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Projs, Ser A (a)	5.00%	07/01/30	294,936
505,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/34	599,581
105,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/26	127,025
105,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/27	129,556
400,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/39	496,612
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/25	226,282
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	239,922
500,000	CA St Cmnty Clg Fing Auth Clg Hsg Rev Orange Coast Pptys LLC Orange Coast Clg Proj	5.00%	05/01/30	613,690
1,000,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	1,164,740
715,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	770,634
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	273,722
250,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/30	321,397
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj (b)	5.38%	07/01/34	268,247
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (c)	5.38%	07/01/34	279,045
900,000	CA St Muni Fin Auth Chrt Sch Rev John Adams Academies Lincoln Proj, Ser A (a)	5.00%	10/01/39	978,615
300,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	319,605
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj, Ser A (a)	5.00%	07/01/38	232,918
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	286,995
70,000	CA St Muni Fin Auth Eductnl Rev Ref American Heritage Edu, Ser A	4.00%	06/01/26	75,173
155,000	CA St Muni Fin Auth Rev Ref Biola Univ	5.00%	10/01/37	187,209
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	284,272
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/32	281,884
675,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/33	844,303
475,000	CA St Muni Fin Auth Rev Ref Cmnty Med Centers, Ser A	5.00%	02/01/36	578,593
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	241,602
400,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	480,608
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	309,975
700,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	798,973
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/37	565,925
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	135,361
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	545,046
500,000	CA St Muni Fin Auth Senior Living Rev Ref Mt San Antonio Gardens Proj	5.00%	11/15/39	601,950
1,200,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	1,414,140
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/27	$627,550
350,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/40	426,573
75,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj TCRS, BAM	5.00%	05/15/29	95,865
1,000,000	CA St Muni Fin Auth Student Hsg Rev Chf-Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/38	1,224,970
500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	555,015
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	259,495
750,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	806,445
150,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Waste Mgmt Inc Proj, Ser C (Mandatory put 06/03/24)	3.25%	12/01/27	162,798
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	17,895
615,000	CA St Ref	5.00%	03/01/27	739,525
75,000	CA St Ref	4.00%	08/01/34	86,576
155,000	CA St Ref	4.00%	09/01/35	178,810
75,000	CA St Ref Various Purpose	4.00%	09/01/33	87,111
275,000	CA St Ref Various Purpose	4.00%	09/01/35	317,243
565,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/30	646,784
335,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/40	373,619
300,000	CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G (b)	5.00%	06/01/37	330,471
100,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/25	117,889
210,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/31	252,758
300,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.00%	07/01/29	352,191
400,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.25%	07/01/39	475,456
1,000,000	CA St Stwd Cmntys Dev Auth MF Var Hsg Wyndover Apts, Ser LL (d)	0.96%	11/15/37	1,000,000
1,000,000	CA St Stwd Cmntys Dev Auth MF Var Ref Hsg IAC Proj, Ser W-3 (d)	1.25%	04/01/25	1,000,000
200,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/30	239,194
280,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	331,271
100,000	CA St Various Purpose	5.00%	10/01/35	122,040
250,000	CA Stwd Cmntys Dev Auth Rev Beverly Cmnty Hosp Assoc	5.00%	02/01/30	284,682
500,000	CA Stwd Cmntys Dev Auth Rev Beverly Cmnty Hosp Assoc	5.00%	02/01/35	563,710
375,000	CA Stwd Cmntys Dev Auth Rev Lancer Eductnl Std Hsg Proj, Ser A (a)	5.00%	06/01/34	455,317
475,000	CA Stwd Cmntys Dev Auth Rev Lancer Eductnl Std Hsg Proj, Ser A (a)	5.00%	06/01/39	568,409
600,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	698,496
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	358,143
150,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	153,183
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	299,570

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$190,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	$237,705
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	61,537
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	214,400
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	56,860
50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr	5.00%	08/15/33	60,511
400,000	Casitas Muni Wtr Dist CA Spl Tax Cmnty Facs Dist No 2013-1, BAM	4.00%	09/01/34	472,876
325,000	Centinela Vly CA Union High Sch Dist Ref, Ser C, AGM	3.00%	08/01/36	342,082
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	560,443
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	5.00%	06/01/31	307,212
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	4.00%	06/01/35	286,195
200,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	4.00%	06/01/36	227,962
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	257,164
200,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/33	233,580
300,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/34	349,518
270,000	Diablo CA Wtr Dist Wtr Rev Ref, COPS, BAM	4.00%	01/01/32	317,339
340,000	Dinuba CA Jt Unif Sch Dist, COPS, AGM	4.00%	02/01/34	381,096
150,000	Dinuba CA Jt Unif Sch Dist, COPS, AGM	4.00%	02/01/35	167,798
755,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	864,067
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No. 19 Mangini	5.00%	09/01/32	424,403
700,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No. 19 Mangini	5.00%	09/01/39	836,773
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	190,656
310,000	Fountain Vly CA Pub Fing Auth Lease Rev Ref, Ser A	4.00%	11/01/29	362,297
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	171,986
340,000	Golden St Tobacco Securitiztn Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/26	410,645
140,000	Inglewood CA Unif Sch Dist, Ser C, BAM	4.00%	08/01/35	157,405
860,000	Irvine CA Impt Bond Act 1915 Ref	4.00%	09/02/35	1,025,352
570,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	4.00%	09/01/37	657,672
890,000	Jurupa CA Public Fing Auth Spl Tax Rev Ref, Ser A, AGM	4.00%	09/01/34	1,053,003
290,000	Kaweah CA Delta Healthcare Dist Rev, Ser B	5.00%	06/01/40	329,454
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, AMBAC	(e)	08/01/29	404,999
250,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/36	265,378
1,055,000	Lancaster CA Fing Auth Rev Measure M&R Street Impts Proj	4.00%	06/01/35	1,276,044
500,000	Lodi CA Unif Sch Dist Election of 2016, Ser 2020	4.00%	08/01/34	589,575
100,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	114,580
210,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.50%	11/15/30	283,334
460,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Los Angeles Intl Arpt, Ser D, AMT	5.00%	05/15/32	593,313
700,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	850,227
250,000	Los Angeles CA Dept of Arpts Arpt Rev Subordinate Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/32	322,452
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	12,109
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$215,000	Los Angeles CA Muni Impt Corplease Rev Ref Real Property, Ser B	4.00%	11/01/37	$244,928
125,000	Los Angeles CA Unif Sch Dist Election 2008, Ser A	4.00%	07/01/21	130,734
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	443,107
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	117,679
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	290,020
250,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/35	302,380
310,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/36	370,862
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	296,198
500,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	593,670
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	116,287
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	232,614
1,000,000	Napa Vly CA Unif Sch Dist, Ser C, AGM	4.00%	08/01/34	1,153,680
1,115,000	Natomas CA Unif Sch Dist, AGM	3.00%	08/01/36	1,175,689
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	310,700
405,000	Oakland CA Unif Sch Dist Alameda Cnty Election of 2012, Ser A, AGM	4.00%	08/01/36	467,836
500,000	Oroville CA Rev Oroville Hosp	5.25%	04/01/34	623,245
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	295,652
750,000	Pleasanton CA Unif Sch Dist	3.00%	08/01/36	792,075
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	248,426
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	259,662
340,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/39	398,847
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Ref #2004-1 Sunridge Park Area	5.00%	09/01/25	235,820
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	565,430
300,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	329,412
250,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	4.00%	08/01/33	296,532
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	612,806
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	216,833
1,495,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	4.00%	09/15/37	1,745,188
185,000	Roseville CA Spl Tax	5.00%	09/01/32	223,190
160,000	Roseville CA Spl Tax	5.00%	09/01/33	192,661
170,000	Roseville CA Spl Tax	4.00%	09/01/34	192,277
150,000	Roseville CA Spl Tax	4.00%	09/01/35	169,301
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	229,714
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	633,115
10,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	12,117
125,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/32	143,321
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/33	97,268
100,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/34	114,166
500,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/36	588,260

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$225,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser 2018A, AMT	5.00%	05/01/20	$227,234
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	120,396
165,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL-RE	(e)	01/15/29	133,789
800,000	Santa Paula CA Utility Auth Wtr Rev Ref, AGM	4.00%	02/01/35	957,072
175,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/33	208,395
370,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/38	431,923
150,000	Soledad CA Unif Sch Dist Premium Ref Bans, CABS	(e)	08/01/21	147,393
860,000	South Gate CA Utility Auth Wtr Rev Ref, Ser A	4.00%	10/01/34	1,018,300
305,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/37	347,383
260,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/39	294,255
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	178,310
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	475,076
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	591,400
500,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/27	620,605
250,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Tobacco Securitization Corp Class 2, Ser B-1	2.25%	06/01/29	258,938
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	296,252
100,000	W Contra Costa CA Unif Sch Dist Ref, Ser A	5.00%	08/01/31	120,293
15,000	Washington Twp CA Hlth Care Dist Ref, Ser DT	4.00%	08/01/29	17,648
				69,971,289
	Florida – 1.3%
500,000	FL Dev Fin Corp Surface Transprtn Fac Rev Ref Virgin Trains USA Passenger Rail Proj, Ser A, AMT (Mandatory put 01/01/29) (a)	6.50%	01/01/49	505,625
225,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	4.50%	05/01/24	227,821
305,000	Rhodine Road North CDD FL Spl Assmnt	4.00%	05/01/30	315,602
				1,049,048
	Georgia – 0.6%
200,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.50%	12/01/28	208,838
250,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.75%	12/01/33	260,430
				469,268
	Guam – 1.4%
100,000	Guam Govt Business Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	115,680
355,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	373,581
570,000	Guam Intl Arpt Auth Ref Gen, Ser A, AMT	5.00%	10/01/23	643,233
				1,132,494
	Illinois – 1.2%
195,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	200,631
35,000	Chicago IL Ref, Ser C, CABS	(e)	01/01/22	33,564
105,000	Chicago IL Ref, Ser C, CABS	(e)	01/01/24	95,629
120,000	IL St, Ser A	4.00%	01/01/25	124,385
500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	4.25%	01/01/29	506,240
				960,449
	Kansas – 0.6%
500,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	504,535
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio – 0.6%
$460,000	Buckeye OH Tobacco Settlement Fing Auth Asset Bkd Sr Turbo, Ser A-2	5.38%	06/01/24	$461,757
	Puerto Rico – 1.2%
100,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	106,993
208,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	229,137
73,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(e)	07/01/27	61,534
401,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(e)	07/01/29	318,634
334,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(e)	07/01/31	247,180
				963,478
	Washington – 1.1%
735,000	WA St Hsg Fin Cmmn Transforming Age Projs, Ser A (a)	5.00%	01/01/34	830,918
	Wisconsin – 1.5%
600,000	Public Fin Auth WI Retmnt Fac Rev Ref Penick Vlg Oblig Grp (a)	4.00%	09/01/29	636,762
465,000	WI St Hlth & Eductnl Facs Auth Rev Ref St Camillus Hlth Sys, Ser A	5.00%	11/01/29	531,230
				1,167,992

Total Investments – 98.9%	77,947,416
(Cost $74,472,785) (f)
Net Other Assets and Liabilities – 1.1%	846,058
Net Assets – 100.0%	$78,793,474
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Short	3	Mar 2020	$ (394,969)	$(7,008)
U.S. Treasury Long Bonds	Short	7	Mar 2020	(1,144,719)	(32,000)
U.S. Treasury Ultra 10-Year Notes	Short	29	Mar 2020	(4,224,031)	(105,328)
Total Futures Contracts				$(5,763,719)	$(144,336)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $12,621,623 or 16.0% of net assets.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(e)	Zero coupon bond.

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,474,631 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $144,336. The net unrealized appreciation was $3,330,295. The amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 77,947,416	$ —	$ 77,947,416	$ —
LIABILITIES TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (144,336)	$ (144,336)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Statement of Assets and Liabilities
January 31, 2020 (Unaudited)
ASSETS:
Investments, at value (Cost $74,472,785)	$ 77,947,416
Cash	99,783
Cash segregated as collateral for open futures contracts	207,658
Interest receivable	715,097
Total Assets	78,969,954
LIABILITIES:
Payables:
Variation margin	144,336
Investment advisory fees	32,144
Total Liabilities	176,480
NET ASSETS	$78,793,474
NET ASSETS consist of:
Paid-in capital	$ 75,628,430
Par value	14,500
Accumulated distributable earnings (loss)	3,150,544
NET ASSETS	$78,793,474
NET ASSET VALUE, per share	$54.34
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,450,002

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Statement of Operations
For the Six Months Ended January 31, 2020 (Unaudited)
INVESTMENT INCOME:
Interest	$ 813,448
Total investment income	813,448
EXPENSES:
Investment advisory fees	192,050
Total expenses	192,050
Fees waived by the investment advisor	(44,320)
Net expenses	147,730
NET INVESTMENT INCOME (LOSS)	665,718
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	28,053
Futures	(1,878)
Net realized gain (loss)	26,175
Net change in unrealized appreciation (depreciation) on:
Investments	1,997,618
Futures	(140,305)
Net change in unrealized appreciation (depreciation)	1,857,313
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,883,488
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,549,206
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Statements of Changes in Net Assets
	Six Months Ended 1/31/2020 (Unaudited)	Year Ended 7/31/2019
OPERATIONS:
Net investment income (loss)	$ 665,718	$ 703,757
Net realized gain (loss)	26,175	(150,668)
Net change in unrealized appreciation (depreciation)	1,857,313	1,462,970
Net increase (decrease) in net assets resulting from operations	2,549,206	2,016,059
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(734,001)	(693,753)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	42,721,042	15,395,461
Cost of shares redeemed	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	42,721,042	15,395,461
Total increase (decrease) in net assets	44,536,247	16,717,767
NET ASSETS:
Beginning of period	34,257,227	17,539,460
End of period	$ 78,793,474	$ 34,257,227
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	650,002	350,002
Shares sold	800,000	300,000
Shares outstanding, end of period	1,450,002	650,002

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Financial Highlights
For a Common Share outstanding throughout each period
	Six Months Ended 1/31/2020 (Unaudited)	Year Ended		Period Ended 7/31/2017 (a)
		7/31/2018	7/31/2019
Net asset value, beginning of period	$ 52.70	$ 50.11	$ 50.14	$ 50.00
Income from investment operations:
Net investment income (loss)	0.58	1.49	1.45	0.10
Net realized and unrealized gain (loss)	1.71	2.60	(0.04)	0.14
Total from investment operations	2.29	4.09	1.41	0.24
Distributions paid to shareholders from:
Net investment income	(0.65)	(1.50)	(1.40)	(0.10)
Net realized gain	—	—	(0.04)	—
Return of capital	—	—	—	(0.00) (b)
Total distributions	(0.65)	(1.50)	(1.44)	(0.10)
Net asset value, end of period	$54.34	$52.70	$50.11	$50.14
Total return (c)	4.37%	8.32%	2.83%	0.50%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 78,793	$ 34,257	$ 17,539	$ 10,029
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65% (d)
Ratio of net expenses to average net assets	0.50% (d)	0.50%	0.50%	0.50% (d)
Ratio of net investment income (loss) to average net assets	2.25% (d)	3.01%	2.97%	1.74% (d)
Portfolio turnover rate (e)	55%	69%	91%	22%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust California Municipal High Income ETF (FCAL)
January 31, 2020 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of fifteen funds that are offering shares. This report covers the First Trust California Municipal High Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FCAL” on The Nasdaq Stock Market LLC (“Nasdaq”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
The primary investment objective of the Fund is to seek to provide current income that is exempt from regular federal income taxes and California income taxes, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and California income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Notes to Financial Statements (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2020 (Unaudited)
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2020 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2020, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$107.30	$253,362	$268,247	0.34%
CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G, 5.00%, 06/01/37	12/05/17	$300,000	110.16	312,650	330,471	0.42
				$566,012	$598,718	0.76%
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures” on the Statement of Operations. This daily fluctuation in the value of the contracts is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $207,658 is shown as “Cash segregated as collateral for open futures contracts” on the Statement of Assets and Liabilities.
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Notes to Financial Statements (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2020 (Unaudited)
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2019, was as follows:
Distributions paid from:
Ordinary income	$—
Long-term capital gains	—
Tax-exempt income	693,753
Return of capital	—
As of July 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$3,944
Accumulated capital and other gain (loss)	(168,635)
Net unrealized appreciation (depreciation)	1,500,030
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018 and 2019 remain open to federal and state audit. As of January 31, 2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2019, the Fund had $168,635 of non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2019, the Fund had no net ordinary losses.
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
H. New Accounting Pronouncement
On March 30, 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 “Premium Amortization on Purchased Callable Debt Securities,” which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized

Notes to Financial Statements (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2020 (Unaudited)
to the security’s maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. ASU 2017-08 was adopted for these financial statements and did not have a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust’s Board of Trustees and the Advisor have entered into a Fee Waiver Agreement for the Fund pursuant to which the Advisor contractually agreed to waive management fees of 0.15% of average daily net assets until November 30, 2020. The waiver agreement may be terminated by action of the Trust’s Board of Trustees at any time upon 60 days’ written notice by the Trust on behalf of the Fund or by the Advisor only after November 30, 2020. First Trust does not have the right to recover the fees waived. During the six months ended January 31, 2020, the Advisor waived fees of $44,320.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2020, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $74,322,587 and $31,965,877, respectively.
For the six months ended January 31, 2020, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the type of derivatives held by the Fund at January 31, 2020, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures	Interest Rate Risk	Variation Margin Receivable	$ —	Variation Margin Payable	$ 144,336

Notes to Financial Statements (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2020 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2020, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures	$(1,878)
Net change in unrealized appreciation (depreciation) on futures	(140,305)
During the six months ended January 31, 2020, the notional value of futures contracts opened and closed were $19,670,594 and $15,256,508, respectively.
The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). Due to the nature of the Fund’s investments, the Fund’s Creation Units are generally issued and redeemed for cash, although Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and/or the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in the Fund’s portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a standard redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and/or the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in the Fund’s portfolio. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2020.
8. Borrowings
The Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV have a $410 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to November 25, 2019, the commitment amount was $385 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended January 31, 2020.

Notes to Financial Statements (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2020 (Unaudited)
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust California Municipal High Income ETF (FCAL)
January 31, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2020 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2020 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust Municipal High Income ETF (FMHI)

Semi-Annual Report
For the Six Months Ended
January 31, 2020

First Trust Municipal High Income ETF (FMHI)
Semi-Annual Report
January 31, 2020
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Municipal High Income ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Municipal High Income ETF (FMHI)
Semi-Annual Letter from the Chairman and CEO
January 31, 2020
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Municipal High Income ETF (the “Fund”), which contains detailed information about the Fund for the six months ended January 31, 2020.
We are now two decades into this millennium and while it has clearly not been smooth sailing for the securities markets or the economy, it has been relatively prosperous for those investors willing to stay the course. We have always been a proponent of buy-and-hold investing and believe in the merits of investing for the long haul, including the implementation of such basic strategies as diversification and asset allocation.
From December 31, 1999 through December 31, 2019, the S&P 500® Index posted an average annual total return of 6.05%, according to Bloomberg. Over that same period, the ICE BofA 7-10 Year U.S. Treasury Index generated an average annual total return of 5.56%. These two asset classes are positioned at opposite ends of the risk spectrum. Historically speaking, stocks have tended to outperform government bonds in the U.S. by close to a 2 to 1 annual margin. For comparative purposes, from 1926 through 2019, the S&P 500® Index posted an average annual total return of 10.20%, compared to 5.56% for long-term government bonds, according to Morningstar/Ibbotson Associates. The returns from this millennium show that the S&P 500® Index lagged its historical average by more than four percentage points per year, while government bonds performed in line with their average. Remember, investors endured two severe bear markets in stocks between 2000 and 2009. This is one of the reasons we believe that, despite the S&P 500® Index setting new highs, equities are currently undervalued.
Over the six-month period ended January 31, 2020, the S&P 500® Index was up 9.31% on a total return basis, which is a strong showing for just half a year. The two top-performing sectors by far were Information Technology and Utilities, according to Bloomberg. These two sectors make for an interesting pair in that one is growth-oriented, while the other is more defensive in nature with a better than average dividend yield. The combination of the strength of the U.S. labor market, short-term interest rates and U.S. Treasury yields hovering around 1.50% to 2.00%, as of January 31, 2020, relatively modest inflation with the Consumer Price Index at 2.50% on a trailing 12-month basis and a favorable U.S. corporate tax structure helps foster a climate of opportunity for investors, in our opinion. We continue to urge investors to stay the course.
One caveat moving forward is the outbreak of the respiratory disease designated as COVID-19 that has caused significant volatility and declines in global financial markets which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time and in either case could result in a substantial downturn or recession. We are continuing to monitor these events.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Municipal High Income ETF (FMHI)
The primary investment objective of the First Trust Municipal High Income ETF (the “Fund”) is to provide federally tax-exempt income, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes (“Municipal Securities”). The Fund invests at least 50% of its net assets in Municipal Securities that are, at the time of investment, rated below investment grade by at least one nationally recognized statistical rating organization, commonly referred to as “high yield” or “junk” bonds. The Fund lists and principally trades its shares on The Nasdaq Stock Market LLC under the ticker symbol “FMHI.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/20	1 Year Ended 1/31/20	Inception (11/1/17) to 1/31/20	Inception (11/1/17) to 1/31/20
Fund Performance
NAV	4.71%	11.55%	7.01%	16.46%
Market Price	4.56%	11.26%	7.07%	16.61%
Index Performance
Bloomberg Barclays Municipal Bond Index	3.33%	8.65%	4.94%	11.46%
Blended Benchmark(1)	3.94%	9.32%	6.40%	14.97%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices that make up the Blended Benchmark do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

(1)	The Blended Benchmark consists of the following two indexes: 50% of the Bloomberg Barclays High Yield 10-Year Municipal Index (8-12 years) which is comprised of bonds with a final maturity between 8 and 12 years that are part of the Bloomberg Barclays Municipal Bond High Yield Index; and 50% of the Bloomberg Barclays Revenue 10-Year Municipal Index (8-12 years), which is comprised of revenue bonds that have a final maturity between 8 and 12 years that are part of the Bloomberg Barclays Municipal Bond Index. Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.

Fund Performance Overview (Unaudited) (Continued)
First Trust Municipal High Income ETF (FMHI) (Continued)
Sector Allocation	% of Total Investments (including cash)
Continuing Care Retirement Communities	14.6%
Industrial Development Bond	12.1
Education	9.6
Special Assessment	8.2
Hospital	7.2
Government Obligation Bond - Limited Tax	7.1
Tax Increment	4.6
Dedicated Tax	4.6
Government Obligation Bond - Unlimited Tax	4.5
Higher Education	2.7
Local Housing	2.6
Insured	2.5
Gas	2.1
Utility	1.9
Tobacco	1.8
Student Housing	1.6
Other Health	1.4
Certificates of Participation	1.2
Water & Sewer	1.0
Airport	0.9
Toll Road	0.8
Pre-refunded/Escrowed-to-maturity	0.6
Skilled Nursing	0.5
Hotel	0.5
Port	0.1
Cash	5.3
Total	100.0%
Credit Rating(2)	% of Total Investments (including cash)
AAA	0.1%
AA	6.6
A	13.1
BBB	9.0
BB	16.7
B	1.9
CCC	1.2
Not Rated	46.1
Cash	5.3
Total	100.0%

(2)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Municipal High Income ETF (FMHI) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through January 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 2, 2017 (commencement of trading) through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/2/17 – 7/31/18	74	0	0	0
8/1/18 – 7/31/19	232	0	0	0
8/1/19 – 1/31/20	123	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/2/17 – 7/31/18	111	1	0	0
8/1/18 – 7/31/19	19	0	0	0
8/1/19 – 1/31/20	4	0	0	0

Portfolio Management
First Trust Municipal High Income ETF (FMHI)
Semi-Annual Report
January 31, 2020 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust Municipal High Income ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
Tom Futrell, CFA, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The First Trust Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA, and Johnathan Wilhelm who serve as senior portfolio managers of the Fund. Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to joining First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Fund, the Team manages/consults for a variety of First Trust investment portfolios and separately managed accounts.

First Trust Municipal High Income ETF (FMHI)
Understanding Your Fund Expenses
January 31, 2020 (Unaudited)
As a shareholder of the First Trust Municipal High Income ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2020.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Municipal High Income ETF (FMHI)
Actual	$1,000.00	$1,047.10	0.55%	$2.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	0.55%	$2.80

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2019 through January 31, 2020), multiplied by 184/366 (to reflect the six-month period).

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.5%
	Alabama – 1.7%
$1,000,000	Tuscaloosa Cnty AL Indl Dev Auth Gulf Opportunity Zone Ref Hunt Refining Proj, Ser A (a)	4.50%	05/01/32	$1,134,060
500,000	Tuscaloosa Cnty AL Indl Dev Auth Gulf Opportunity Zone Ref Hunt Refining Proj, Ser A (a)	5.25%	05/01/44	585,345
				1,719,405
	Arizona – 4.8%
780,000	AZ St Indl Dev Auth Edu Rev Academics of Math & Science Proj (a)	5.00%	07/01/39	888,506
750,000	AZ St Indl Dev Auth Edu Rev Doral Academy NV Fire Mesa & Red Rock Campus Proj, Ser A (a)	5.00%	07/15/39	838,815
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Campus Proj, Ser A (a)	5.00%	12/15/39	450,324
255,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	4.00%	07/01/27	276,139
150,000	AZ St Indl Dev Auth Sr Living Rev 2nd Tier Great Lakes Sr Living Cmntys Proj, Ser B	5.00%	01/01/43	168,686
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Schs Proj Auth, Ser B (a)	4.00%	07/01/29	1,096,900
100,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	123,074
305,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	312,140
345,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	5.50%	10/01/27	396,181
200,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	6.00%	10/01/37	233,616
				4,784,381
	California – 4.2%
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	516,591
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	247,642
300,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	353,535
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	259,495
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	1,075,260
415,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.25%	07/01/39	493,286
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	656,595
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	348,921
200,000	Oroville CA Rev Oroville Hosp	5.25%	04/01/34	249,298
				4,200,623
	Colorado – 11.6%
750,000	Aviation Station North Met Dist #2 CO Limited, Ser A	5.00%	12/01/39	810,690
735,000	Broadway Station Met Dist No 2 CO, Ser A	5.00%	12/01/35	795,535
1,000,000	Broadway Station Met Dist No 3 CO Sr Cib Lmtd Tax Convertible To Unlimited Tax	5.00%	12/01/39	1,072,050
150,000	CO Eductnl & Cultural Auth Rev Ref West Ridge Academy Chrt Sch Proj, Ser A	5.00%	06/01/27	170,635
500,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/33	638,085
500,000	Denver CO Intl Business Ctr CO Met Dist #1 Subordinate, Ser B	6.00%	12/01/48	533,705
765,000	Fourth Street Crossing Business Impt Dist CO Sr, Ser A (a)	5.13%	12/01/38	790,888
900,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/39	974,421
500,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	530,975
875,000	Lanterns Met Dist #1 CO, Ser A	5.00%	12/01/39	939,627
500,000	North Park Met Dist #1 Spl Rev, Ser A-2	5.13%	12/01/28	537,645
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,000,000	Painted Prairie Pub Impt Auth CO	4.00%	12/01/29	$1,020,860
500,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	586,375
500,000	Stc Met Dist #2 CO Ref, Ser A	4.00%	12/01/29	534,265
1,000,000	Stc Met Dist #2 CO Ref, Ser A	5.00%	12/01/38	1,093,740
500,000	Trails at Crowfoot Met Dist #3 CO Sr Series, Ser A	5.00%	12/01/39	529,355
				11,558,851
	Connecticut – 1.5%
250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	311,997
250,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	296,453
250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	293,575
500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	578,600
				1,480,625
	Delaware – 0.7%
600,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	650,874
	Florida – 7.4%
400,000	Capital Region FL Cdd Rev Ref Capital Impt, Ser A-1	4.13%	05/01/23	405,652
140,000	Capital Trust Agy FL Eductnl Facs Rev Viera Chrt Schs Inc Proj, Ser A (a)	5.00%	10/15/37	151,697
1,250,000	FL Dev Fin Corp Surface Transprtn Fac Rev Ref Virgin Trains USA Passenger Rail Proj, Ser A, AMT (Mandatory put 01/01/29) (a)	6.50%	01/01/49	1,264,062
85,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	99,796
700,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	723,499
160,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	192,379
500,000	Parkland Preserve Cdd FL Spl Assmnt Rev, Ser A	5.25%	05/01/39	519,640
500,000	Pinellas Cnty FL Indl Dev Auth Indl Dev Rev 2017 Fdtn for Global Understanding Inc. Proj	5.00%	07/01/39	591,325
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	281,688
1,000,000	Seminole Cnty FL Indl Dev Auth Ref Legacy Pointe at Ucf Proj, Ser A	5.00%	11/15/29	1,015,390
500,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	5.25%	11/01/39	542,005
250,000	Stoneybrook FL S Cdd Spl Assmnt 2019 Assmnt Area South at Championsgate	3.50%	06/15/24	253,963
310,000	Stoneybrook FL S Cdd Spl Assmnt 2019 Assmnt Area South at Championsgate	4.00%	06/15/30	326,455
255,000	Trout Creek Cdd FL Capital Impt Rev (b)	5.38%	05/01/38	278,279
250,000	Villamar Cdd FL Spl Assmnt (b)	4.00%	05/01/29	256,690
440,000	W Vlgs FL Impt Dist Spl Assmt Unit Dev #7 Master Infrastructure	4.25%	05/01/29	460,574
				7,363,094
	Georgia – 1.1%
250,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.50%	12/01/28	261,047
300,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.75%	12/01/33	312,516
55,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	61,037
400,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	506,324
				1,140,924
	Guam – 0.5%
250,000	Guam Govt Business Privilege Tax Rev Ref, Ser-D	5.00%	11/15/35	287,755

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Guam (Continued)
$235,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	$247,300
				535,055
	Idaho – 0.5%
290,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	4.00%	11/15/27	293,561
200,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	5.00%	11/15/32	213,800
				507,361
	Illinois – 8.8%
275,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	261,773
230,000	Chicago IL Brd of Edu Proj, Ser C	5.25%	12/01/39	258,711
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	358,806
855,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	879,692
100,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	106,526
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	494,752
400,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser A, AMT	5.00%	01/01/33	464,008
400,000	Chicago IL Ref 2003B	5.25%	01/01/29	461,676
20,000	Chicago IL Ref, Ser C	5.00%	01/01/25	21,374
415,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	366,163
450,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	471,060
100,000	IL St	5.00%	04/01/24	112,520
200,000	IL St	5.00%	06/01/27	235,506
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	289,835
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	289,253
15,000	IL St Fin Auth Rev Ref Lifespace Cmntys, Ser A	5.00%	05/15/24	16,826
500,000	IL St Fin Auth Rev Ref Lutheran Cmntys, Ser A	5.00%	11/01/35	555,255
600,000	IL St Fin Auth Rev Ref Lutheran Cmntys, Ser A	5.00%	11/01/40	658,668
230,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	271,062
500,000	IL St Rebuild IL Program, Ser B	5.00%	11/01/30	616,770
545,000	IL St, Ser D	5.00%	11/01/24	620,264
500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	4.25%	01/01/29	506,240
500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	5.00%	01/01/39	513,085
				8,829,825
	Indiana – 3.6%
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	1,066,700
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	267,142
665,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	749,881
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (d)	5.25%	07/01/28	218,650
600,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	625,008
700,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	723,527
				3,650,908
	Iowa – 0.7%
95,000	IA St Fin Auth Rev Lifespace Cmntys Inc, Ser A	5.00%	05/15/32	108,940
490,000	IA St Fin Auth Sr Hsg Rev Northcrest Inc Proj, Ser A	5.00%	03/01/28	547,600
				656,540
	Kansas – 1.5%
1,500,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	1,513,605
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky – 2.3%
$2,000,000	Kenton Cnty KY Arpt Brd Spl Facs Rev Var Flightsafety Intl Inc, Ser A (e)	1.16%	06/01/21	$2,000,000
300,000	KY St Econ Dev Fin Auth Var Catholic Hlth, Ser C (e)	1.10%	05/01/34	300,000
				2,300,000
	Louisiana – 0.3%
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	253,720
	Maryland – 1.0%
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.95%	06/01/27	178,353
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.05%	06/01/28	188,961
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.15%	06/01/29	204,712
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.20%	06/01/30	195,050
250,000	Howard Cnty MD Retmnt Cmnty Rev Ref Columbia Vantage House Corp	5.00%	04/01/36	276,218
				1,043,294
	Massachusetts – 2.6%
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	587,905
500,000	MA St Dev Fin Agy Rev Ref Atrius Hlth, Ser A	5.00%	06/01/39	614,240
620,000	MA St Dev Fin Agy Rev Ref Lawrence General Hosp	5.00%	07/01/26	727,725
50,000	MA St Federal Highway Ref Subordinate Rev, Ser A	5.00%	06/15/24	56,907
500,000	MA St Port Auth Spl Facs Rev Ref Bosfuel Proj, Ser A, AMT	5.00%	07/01/32	637,475
				2,624,252
	Michigan – 1.6%
300,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	340,497
500,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Second Lien, Ser D	5.00%	07/01/36	599,245
600,000	MI St Fin Auth Ltd Oblig Rev Cesar Chavez Academy Proj Ref	5.00%	02/01/33	667,182
				1,606,924
	Minnesota – 1.1%
350,000	Duluth MN Indep Sch Dist #709 Cops Ref, Ser B	5.00%	02/01/28	440,569
150,000	Minneapolis MN Student Hsg Rev Riverton Cmnty Hsg Proj (a)	3.80%	08/01/27	158,573
300,000	MN St Hgr Edu Facs Auth Rev Ref Clg of St Scholastica Inc	4.00%	12/01/32	347,010
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	117,901
				1,064,053
	Missouri – 0.1%
80,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/35	88,605
10,000	MO St Hlth & Eductnl Facs Auth Med Research Lutheran Svcs, Ser A	5.00%	02/01/29	11,760
				100,365
	Montana – 0.4%
350,000	Missoula MT Wtr Sys Rev, Ser A	4.00%	07/01/37	405,104
	Nevada – 1.6%
315,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/25	373,448
210,000	North Las Vegas NV Local Impt Valley Vista Spl Impt Dist #64	4.00%	06/01/29	226,292
1,000,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (a)	2.75%	06/15/28	1,036,980
				1,636,720
	New Hampshire – 0.6%
500,000	NH St Hlth & Edu Facs Auth Rev Ref Sthrn NH Med Ctr	5.00%	10/01/37	588,515

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey – 3.2%
$100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	$118,276
835,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	753,863
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	614,550
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	614,545
1,000,000	Union Cnty NJ Impt Auth Sol Wst Disp Rev Green Bond Aries Linden Llc Proj, AMT (a)	6.75%	12/01/41	1,051,400
				3,152,634
	New York – 2.2%
505,000	Build NYC Resource Corp NY Sol Wst Disp Rev Ref Pratt Paper Inc Proj, AMT (a)	5.00%	01/01/35	564,949
500,000	Monroe Cnty NY Indl Dev Corp Rev Ref St Ann’s Cmnty Proj	4.00%	01/01/30	548,650
100,000	Westchester Co NY Local Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	118,127
840,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	5.00%	10/15/39	962,900
				2,194,626
	North Carolina – 1.9%
1,000,000	NC St Med Care Commn Healthcare Facs Rev Rex Healthcare, Ser A	4.00%	07/01/39	1,160,700
625,000	NC St Med Care Commn Retmnt Facs Rev Ref Retmnt Facs First Mtg Rev Bonds Galloway Ridge, Ser A	5.00%	01/01/31	742,000
				1,902,700
	Ohio – 4.7%
740,000	Buckeye OH Tobacco Settlement Fing Auth Asset Bkd Sr Turbo, Ser A-2	5.13%	06/01/24	743,648
530,000	Buckeye OH Tobacco Settlement Fing Auth Asset Bkd Sr Turbo, Ser A-2	5.38%	06/01/24	532,025
500,000	Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Ref Playhouse Sq Fdtn Proj	5.00%	12/01/28	568,685
415,000	Franklin Cnty OH Convention Facs Auth Hotel Proj Rev Grtr Columbus Convention Cntr Hotel Exp Proj	5.00%	12/01/32	511,537
225,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 02/01/25)	5.00%	08/01/49	263,957
750,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	848,490
1,200,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	1,270,464
				4,738,806
	Oklahoma – 0.3%
125,000	Comanche Cnty OK Hosp Auth Rev Ref	5.00%	07/01/29	137,845
150,000	OK St Dev Fin Auth Hlthsys Rev Ou Medicine Proj, Ser B	5.00%	08/15/26	182,030
				319,875
	Oregon – 0.3%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	337,171
10,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza	5.00%	12/01/20	10,310
				347,481
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania – 5.6%
$300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	$374,646
1,000,000	Allegheny Cnty PA Indl Dev Auth Envrnmtl Impt Rev Ref US Steel Corporation Proj	4.88%	11/01/24	1,058,650
100,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	111,244
1,000,000	Cumberland Cnty PA Muni Auth Ref Asbury PA Obligated Grp	5.00%	01/01/39	1,101,780
250,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/28	293,770
515,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/31	598,497
440,000	Lancaster Cnty PA Hosp Auth Ref United Zion Retmnt Cmnty, Ser A	5.00%	12/01/32	485,289
750,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/36	870,060
350,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/30	430,335
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	11,841
215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	233,587
				5,569,699
	Puerto Rico – 1.8%
250,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	267,482
359,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	395,482
177,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/29	140,644
1,409,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/31	1,042,745
				1,846,353
	South Carolina – 2.0%
425,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	435,659
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	242,914
580,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	652,065
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/37	542,425
135,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	145,494
				2,018,557
	Tennessee – 2.0%
25,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	28,127
440,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/36	548,187
500,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	541,350
730,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	889,388
				2,007,052
	Texas – 4.9%
50,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	55,052
500,000	Hackberry TX Spl Assmnt Rev Rivendale Lake Pub Impt Dist #2 Phases 4-6 Proj	4.13%	09/01/27	519,010

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$420,000	Harris-Brazoria Cntys TX Muni Utility Dist #509, AGM	3.00%	09/01/32	$432,037
500,000	Hidalgo Cnty TX Drain Dist #1	4.00%	09/01/33	571,895
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (d)	4.13%	09/01/29	260,497
450,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	473,193
485,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (d)	4.50%	09/01/28	499,109
600,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/37	733,530
285,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	315,948
205,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/39	222,255
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A	5.00%	04/01/25	546,440
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	289,060
				4,918,026
	Utah – 1.9%
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain West Montessori Academy Proj, Ser A (a)	5.00%	06/15/39	529,758
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Academy Proj, Ser A (a)	5.00%	06/15/39	736,533
500,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A	5.00%	06/15/35	606,525
				1,872,816
	Virginia – 0.6%
500,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	5.00%	01/01/34	551,845
	Washington – 2.1%
600,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	696,738
230,000	WA St Healthcare Facs Auth Ref Fred Hutchinson Cancer Research Ctr	5.00%	01/01/26	274,415
1,000,000	WA St Hsg Fin Commn Transforming Age Projs, Ser A (a)	5.00%	01/01/39	1,119,290
				2,090,443
	Wisconsin – 3.8%
500,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	541,090
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	193,304
770,000	Pub Fin Auth WI Retmnt Fac Rev Ref Penick Vlg Oblig Grp (a)	5.00%	09/01/39	850,388
455,000	Pub Fin Auth WI Retmnt Fac Rev Ref Whitestone Retmnt Facs 1st Mortgage Rev Bonds (a)	4.00%	03/01/27	491,332
500,000	Pub Fin Auth WI Rev Ref Ultimate Med Academy Proj, Ser A (a)	5.00%	10/01/39	574,740
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref St Camillus Hlth Sys, Ser A	5.00%	11/01/39	1,113,080
				3,763,934

Total Investments – 97.5%	97,509,865
(Cost $92,619,187) (f)
Net Other Assets and Liabilities – 2.5%	2,524,192
Net Assets – 100.0%	$100,034,057
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Short	8	Mar 2020	$ (1,053,250)	$(18,687)
U.S. Treasury Long Bonds	Short	7	Mar 2020	(1,144,719)	(32,000)
U.S. Treasury Ultra 10-Year Notes	Short	26	Mar 2020	(3,787,062)	(87,141)
Total Futures Contracts				$(5,985,031)	$(137,828)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $25,117,565 or 25.1% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	Zero coupon bond.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(e)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,890,678 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $137,828. The net unrealized appreciation was $4,752,850. The amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 97,509,865	$ —	$ 97,509,865	$ —
LIABILITIES TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (137,828)	$ (137,828)	$ —	$ —

*	See Portfolio of Investments for state breakout.

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statement of Assets and Liabilities
January 31, 2020 (Unaudited)
ASSETS:
Investments, at value (Cost $92,619,187)	$ 97,509,865
Cash	5,412,688
Cash segregated as collateral for open futures contracts	201,269
Interest receivable	784,126
Total Assets	103,907,948
LIABILITIES:
Payables:
Investment securities purchased	3,692,295
Variation margin	137,828
Investment advisory fees	43,768
Total Liabilities	3,873,891
NET ASSETS	$100,034,057
NET ASSETS consist of:
Paid-in capital	$ 95,203,435
Par value	18,500
Accumulated distributable earnings (loss)	4,812,122
NET ASSETS	$100,034,057
NET ASSET VALUE, per share	$54.07
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,850,002
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statement of Operations
For the Six Months Ended January 31, 2020 (Unaudited)
INVESTMENT INCOME:
Interest	$ 1,486,533
Total investment income	1,486,533
EXPENSES:
Investment advisory fees	283,479
Total expenses	283,479
Fees waived by the investment advisor	(60,746)
Net expenses	222,733
NET INVESTMENT INCOME (LOSS)	1,263,800
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	190,379
Futures	(22,898)
Net realized gain (loss)	167,481
Net change in unrealized appreciation (depreciation) on:
Investments	2,475,228
Futures	(127,297)
Net change in unrealized appreciation (depreciation)	2,347,931
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,515,412
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,779,212

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statements of Changes in Net Assets
	Six Months Ended 1/31/2020 (Unaudited)	Year Ended 7/31/2019
OPERATIONS:
Net investment income (loss)	$ 1,263,800	$ 1,391,041
Net realized gain (loss)	167,481	(66,914)
Net change in unrealized appreciation (depreciation)	2,347,931	2,218,477
Net increase (decrease) in net assets resulting from operations	3,779,212	3,542,604
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,325,252)	(1,351,287)
Return of capital	—	(103,717)
Total distributions to shareholders	(1,325,252)	(1,455,004)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	34,601,196	38,221,517
Cost of shares redeemed	—	(5,007,194)
Net increase (decrease) in net assets resulting from shareholder transactions	34,601,196	33,214,323
Total increase (decrease) in net assets	37,055,156	35,301,923
NET ASSETS:
Beginning of period	62,978,901	27,676,978
End of period	$ 100,034,057	$ 62,978,901
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,200,002	550,002
Shares sold	650,000	750,000
Shares redeemed	—	(100,000)
Shares outstanding, end of period	1,850,002	1,200,002
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 1/31/2020 (Unaudited)	Year Ended 7/31/2019	Period Ended 7/31/2018 (a)
Net asset value, beginning of period	$ 52.48	$ 50.32	$ 50.00
Income from investment operations:
Net investment income (loss)	0.82	1.69	1.15
Net realized and unrealized gain (loss)	1.64	2.27	0.30
Total from investment operations	2.46	3.96	1.45
Distributions paid to shareholders from:
Net investment income	(0.87)	(1.67)	(1.13)
Return of capital	—	(0.13)	—
Total distributions	(0.87)	(1.80)	(1.13)
Net asset value, end of period	$54.07	$52.48	$50.32
Total return (b)	4.71%	8.05%	2.93%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 100,034	$ 62,979	$ 27,677
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70% (c)
Ratio of net expenses to average net assets	0.55% (c)	0.55%	0.55% (c)
Ratio of net investment income (loss) to average net assets	3.12% (c)	3.44%	3.13% (c)
Portfolio turnover rate (d)	26%	71%	74%

(a)	Inception date is November 1, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Municipal High Income ETF (FMHI)
January 31, 2020 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of fifteen funds that are offering shares. This report covers the First Trust Municipal High Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FMHI” on The Nasdaq Stock Market LLC (“Nasdaq”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
The primary investment objective of the Fund is to provide federally tax-exempt income, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2020 (Unaudited)
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2020 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2020, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.25%, 07/01/28	08/31/18	$200,000	$109.33	$202,019	$218,650	0.22%
Kyle TX Spl Assmnt Rev 6 Creeks Pid #1, 4.13%, 09/01/29	05/08/19	250,000	104.20	250,000	260,497	0.26
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 4.50%, 09/01/28	05/04/18	485,000	102.91	480,699	499,109	0.50
				$932,718	$978,256	0.98%
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures” on the Statement of Operations. This daily fluctuation in the value of the contracts is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $201,269 is shown as “Cash segregated as collateral for open futures contracts” on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2020 (Unaudited)
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2019, was as follows:
Distributions paid from:
Ordinary income	$17
Capital gains	—
Tax-exempt income	1,351,270
Return of capital	103,717
As of July 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(104,253)
Net unrealized appreciation (depreciation)	2,462,415
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in such municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018 and 2019 remain open to federal and state audit. As of January 31, 2020, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2019, the Fund had $104,253 of non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2019, the Fund had no net ordinary losses.
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
H. New Accounting Pronouncement
On March 30, 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 “Premium Amortization on Purchased Callable Debt Securities,” which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2020 (Unaudited)
call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. ASU 2017-08 was adopted for these financial statements and did not have a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.70% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust’s Board of Trustees and the Advisor have entered into a Fee Waiver Agreement for the Fund pursuant to which the Advisor contractually agreed to waive management fees of 0.15% of average daily net assets until November 30, 2020. The waiver agreement may be terminated by action of the Trust’s Board of Trustees at any time upon 60 days’ written notice by the Trust on behalf of the Fund or by the Advisor only after November 30, 2020. First Trust does not have the right to recover the fees waived. During the six months ended January 31, 2020, the Advisor waived fees of $60,746.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2020, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $54,303,932 and $20,802,601, respectively.
For the six months ended January 31, 2020, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the type of derivatives held by the Fund at January 31, 2020, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2020 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures	Interest Rate Risk	Variation Margin Receivable	$ —	Variation Margin Payable	$ 137,828
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2020, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures	$(22,898)
Net change in unrealized appreciation (depreciation) on futures	(127,297)
During the six months ended January 31, 2020, the notional value of futures contracts opened and closed were $23,913,125 and $20,728,891, respectively.
The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). Due to the nature of the Fund’s investments, the Fund’s Creation Units are generally issued and redeemed for cash, although Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and/or the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in the Fund’s portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a standard redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and/or the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in the Fund’s portfolio. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2020.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2020 (Unaudited)
8. Borrowings
The Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV have a $410 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to November 25, 2019, the commitment amount was $385 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended January 31, 2020.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Municipal High Income ETF (FMHI)
January 31, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2020 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2020 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust Short Duration Managed Municipal ETF (FSMB)

First Trust Ultra Short Duration Municipal ETF (FUMB)

Semi-Annual Report
For the Six Months Ended
January 31, 2020

First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2020
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
January 31, 2020
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund III (the “Funds”), which contains detailed information about the Funds for the six months ended January 31, 2020.
We are now two decades into this millennium and while it has clearly not been smooth sailing for the securities markets or the economy, it has been relatively prosperous for those investors willing to stay the course. We have always been a proponent of buy-and-hold investing and believe in the merits of investing for the long haul, including the implementation of such basic strategies as diversification and asset allocation.
From December 31, 1999 through December 31, 2019, the S&P 500® Index posted an average annual total return of 6.05%, according to Bloomberg. Over that same period, the ICE BofA 7-10 Year U.S. Treasury Index generated an average annual total return of 5.56%. These two asset classes are positioned at opposite ends of the risk spectrum. Historically speaking, stocks have tended to outperform government bonds in the U.S. by close to a 2 to 1 annual margin. For comparative purposes, from 1926 through 2019, the S&P 500® Index posted an average annual total return of 10.20%, compared to 5.56% for long-term government bonds, according to Morningstar/Ibbotson Associates. The returns from this millennium show that the S&P 500® Index lagged its historical average by more than four percentage points per year, while government bonds performed in line with their average. Remember, investors endured two severe bear markets in stocks between 2000 and 2009. This is one of the reasons we believe that, despite the S&P 500® Index setting new highs, equities are currently undervalued.
Over the six-month period ended January 31, 2020, the S&P 500® Index was up 9.31% on a total return basis, which is a strong showing for just half a year. The two top-performing sectors by far were Information Technology and Utilities, according to Bloomberg. These two sectors make for an interesting pair in that one is growth-oriented, while the other is more defensive in nature, with a better than average dividend yield. The combination of the strength of the U.S. labor market, short-term interest rates and U.S. Treasury yields hovering around 1.50% to 2.00%, as of January 31, 2020, relatively modest inflation with the Consumer Price Index at 2.50% on a trailing 12-month basis and a favorable U.S. corporate tax structure helps foster a climate of opportunity for investors, in our opinion. We continue to urge investors to stay the course.
One caveat moving forward is the outbreak of the respiratory disease designated as COVID-19 that has caused significant volatility and declines in global financial markets which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time and in either case could result in a substantial downturn or recession. We are continuing to monitor these events.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Short Duration Managed Municipal ETF (FSMB)
The investment objective of First Trust Short Duration Managed Municipal ETF (the “Fund”) is to seek to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. The Fund’s investment advisor seeks to construct a portfolio that has a weighted average duration of 1-3 years. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “FSMB.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/20	1 Year Ended 1/31/20	Inception (11/1/18) to 1/31/20	Inception (11/1/18) to 1/31/20
Fund Performance
NAV	1.72%	4.26%	4.59%	5.76%
Market Price	1.81%	4.41%	4.63%	5.81%
Index Performance
Bloomberg Barclays Municipal Short (1-5) Year Index	1.29%	3.78%	4.45%	5.59%
(See Notes to Fund Performance Overview on page 6.)
Sector Allocation	% of Total Investments (including cash)
Gas	12.3%
Continuing Care Retirement Communities	12.2
Insured	10.5
Hospital	8.2
Dedicated Tax	6.9
Government Obligation Bond - Unlimited Tax	6.4
Water & Sewer	6.2
Industrial Development Bond	5.0
Special Assessment	4.5
Housing	4.2
Certificates of Participation	3.9
Tax Increment	3.0
Mass Transit	2.8
Student Housing	2.5
Tobacco	2.5
Local Housing	2.5
Airport	2.2
Higher Education	1.5
Education	0.9
Toll Road	0.4
Cash	1.4
Total	100.0%

Credit Quality(1)	% of Total Investments (including cash)
AAA	5.3%
AA	14.2
A	28.5
BBB	32.0
BB	2.4
Not Rated	11.4
SP-1/MIG1 (short-term)	4.8
Cash	1.4
Total	100.0%

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Short Duration Managed Municipal ETF (FSMB) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through January 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 2, 2018 (commencement of trading) through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/2/18 – 7/31/19	60	0	1	0
8/1/19 – 1/31/20	113	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/2/18 – 7/31/19	124	0	0	0
8/1/19 – 1/31/20	14	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Ultra Short Duration Municipal ETF (FUMB)
The investment objective of First Trust Ultra Short Duration Municipal ETF (the “Fund”) is to seek to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. Under normal market conditions, the weighted average duration of the Fund’s portfolio is expected to be less than one year. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “FUMB.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/20	1 Year Ended 1/31/20	Inception (11/1/18) to 1/31/20	Inception (11/1/18) to 1/31/20
Fund Performance
NAV	0.72%	1.76%	1.98%	2.48%
Market Price	0.62%	1.81%	1.90%	2.38%
Index Performance
Bloomberg Barclays Municipal Short-Term Index	0.70%	1.72%	1.87%	2.34%
(See Notes to Fund Performance Overview on page 6.)
Sector Allocation	% of Total Investments (including cash)
Industrial Development Bond	15.1%
Government Obligation Bond - Unlimited Tax	11.1
Government Obligation Bond - Limited Tax	10.7
Hospital	10.6
Insured	7.9
Certificates of Participation	7.3
Housing	5.3
Water & Sewer	4.9
Gas	4.3
Mass Transit	4.1
Utility	2.8
Pre-refunded/Escrowed-to-maturity	2.4
Local Housing	1.8
Dedicated Tax	1.7
Education	1.3
Pool	1.2
Student Housing	0.8
Continuing Care Retirement Communities	0.8
Special Assessment	0.5
Airport	0.4
Higher Education	0.4
Toll Road	0.3
Cash	4.3
Total	100.0%
Credit Quality(1)	% of Total Investments (including cash)
AAA	10.4%
AA	28.4
A	19.9
BBB	17.4
SP-1/MIG1 (short-term)	8.5
SP-1+ (short-term)	2.5
Not Rated	8.6
Cash	4.3
Total	100.0%

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Ultra Short Duration Municipal ETF (FUMB) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through January 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 2, 2018 (commencement of trading) through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/2/18 – 7/31/19	51	0	1	0
8/1/19 – 1/31/20	109	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/2/18 – 7/31/19	133	0	0	0
8/1/19 – 1/31/20	18	0	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2020 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust Short Duration Managed Municipal ETF (“FSMB”) and the First Trust Ultra Short Duration Municipal ETF (“FUMB”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Portfolio Management Team
Tom Futrell, CFA, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The First Trust Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA, and Johnathan Wilhelm who serve as senior portfolio managers of the Funds. Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to joining First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Funds, the team manages/consults for a variety of First Trust investment portfolios and separately managed accounts.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
January 31, 2020 (Unaudited)
As a shareholder of First Trust Short Duration Managed Municipal ETF or First Trust Ultra Short Duration Municipal ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2020.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Short Duration Managed Municipal ETF (FSMB)
Actual	$1,000.00	$1,017.20	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	0.45%	$2.29
First Trust Ultra Short Duration Municipal ETF (FUMB)
Actual	$1,000.00	$1,007.20	0.35%	$1.77
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	0.35%	$1.78

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2019 through January 31, 2020), multiplied by 184/366 (to reflect the six-month period).

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.9%
	Alabama – 3.5%
$210,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No. 4, Ser A-1 (Mandatory put 12/01/25)	4.00%	12/01/49	$238,449
100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	117,960
430,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	5.00%	11/01/25	503,478
				859,887
	California – 6.4%
500,000	CA St Stwd Cmntys Dev Auth Hosp Rev Methodist Hosp of Southern CA Proj	5.00%	01/01/21	517,200
400,000	Long Beach CA Bond Fin Auth Natural Gas Purchase Rev, Ser A	5.25%	11/15/22	443,672
500,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/27	620,605
				1,581,477
	Colorado – 3.9%
130,000	CO St Hlth Facs Auth Hosp Rev Ref Common Spirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	152,174
165,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/20	170,477
100,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/21	107,309
500,000	Stc Met Dist #2 CO Ref, Ser A	4.00%	12/01/29	534,265
				964,225
	Connecticut – 3.5%
500,000	Capital City CT Econ Dev Auth Pkg & Energy Fee Rev Adj, Ser B (a)	1.00%	06/15/34	500,000
245,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/22	270,115
100,000	CT St Spl Tax Oblig Rev Ref Transprtn Infrastructure, Ser C	4.00%	11/01/20	102,270
				872,385
	Florida – 5.3%
145,000	Beach Rd Golf Estates Cmnty Dev Dist FL Spl Assmt	3.50%	11/01/20	146,382
385,000	Citizens Property Insurance Corp FL Sr Secured, Ser A-1	5.00%	06/01/20	390,093
220,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/21	224,103
230,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/22	237,066
310,000	W Vlgs FL Impt Dist Spl Assmt Unit Dev #7 Master Infrastructure	4.00%	05/01/24	316,119
				1,313,763
	Georgia – 1.1%
240,000	Main Street Natural Gas Inc GA Gas Supply Rev, Ser A	5.00%	05/15/25	282,998
	Hawaii – 1.6%
400,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr First Bd Resolution, Ser B	5.00%	07/01/20	406,816
	Illinois – 6.1%
400,000	Chicago IL Brd of Edu Ref, Ser C	5.00%	12/01/22	433,964
50,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/21	51,625
25,000	Chicago IL Ref, Ser C	5.00%	01/01/26	29,278
55,000	Chicago IL Ref, Ser C, CABS	(b)	01/01/25	48,528
200,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	209,360
250,000	IL St	5.00%	03/01/22	266,917
50,000	IL St Ref	5.00%	08/01/21	52,557
40,000	IL St, Ser D	5.00%	11/01/24	45,524
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$360,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/20	$367,855
				1,505,608
	Indiana – 3.0%
215,000	IN St Bond Bank Spl Program Gas Rev, Ser A	5.25%	10/15/21	229,437
500,000	IN St Hsg & Cmnty Dev Auth Sf Mtge Rev Non Ace Var, Ser C-3, AMT (a)	1.16%	07/01/47	500,000
				729,437
	Kentucky – 3.3%
90,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Healthcare Inc, Ser B, NATL-RE	(b)	10/01/25	80,562
250,000	KY St Econ Dev Fin Auth Ref Hosp Rev Owensboro Hlth Inc Oblig Grp, Ser B	5.00%	06/01/21	260,493
20,000	KY St Econ Dev Fin Auth Ref-Owensboro Hlth, Ser A	5.00%	06/01/25	23,244
350,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1	4.00%	12/01/21	367,909
75,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	84,320
				816,528
	Louisiana – 2.1%
500,000	Saint John The Baptist Parish LA Rev Ref Marathon Oil Corp Proj, Ser A-2 (Mandatory put 07/01/24)	2.10%	06/01/37	513,285
	Massachusetts – 3.0%
100,000	MA St Dev Fin Agy Rev Ref Newbridge Charles Inc (c)	4.00%	10/01/32	107,694
400,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/20	409,932
200,000	MA St Dev Fin Agy Rev Umass Darthmouth Student Hsg Proj	5.00%	10/01/21	211,860
				729,486
	Minnesota – 2.4%
600,000	Minneapolis MN Mf Rev Riverside Home Proj, Ser B (Mandatory put 05/01/20)	3.75%	11/01/21	600,216
	Nebraska – 2.7%
420,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	459,774
165,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/26	198,472
				658,246
	Nevada – 0.6%
125,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/25	148,773
	New Jersey – 3.1%
255,000	NJ St Transprtn Trust Fnd Auth Transprtn Sys, Ser B, NATL-RE	5.50%	12/15/20	264,774
50,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(b)	12/15/25	45,142
45,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimbursement Nts, Ser A-1, GARVEE	5.00%	06/15/27	53,916
250,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/20	253,592
150,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.00%	06/15/22	158,379
				775,803
	New York – 2.8%
250,000	Met Transprtn Auth NY Rev Transprtn, Ser A-2S	4.00%	02/01/22	263,953
400,000	Met Transprtn Auth NY Rev Transprtn, Ser C-2, BANS	5.00%	09/01/21	424,548
				688,501

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Dakota – 4.0%
$500,000	W Fargo ND Ref & Impt Temp	2.15%	05/01/21	$500,425
460,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	498,654
				999,079
	Oklahoma – 5.0%
700,000	OK St Dev Fin Auth Gilcrease Expressway W Proj P3 Proj, AMT	1.63%	07/06/23	701,645
495,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/22	540,505
				1,242,150
	Pennsylvania – 13.0%
330,000	Cumberland Cnty PA Muni Auth Ref Asbury PA Obligated Grp	3.00%	01/01/24	333,996
280,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	4.00%	07/01/22	293,300
295,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/23	324,117
500,000	Lancaster PA Ref, BAM	5.00%	05/01/25	598,455
100,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/23	108,295
200,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	3.00%	12/01/21	204,694
345,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	4.00%	12/01/22	366,469
300,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd. Proj	4.00%	12/01/35	336,504
495,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	536,664
100,000	PA St Turnpike Commission Turnpike Rev Sub, Ser A	5.00%	12/01/21	107,158
				3,209,652
	Puerto Rico – 1.3%
278,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(b)	07/01/27	234,334
108,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(b)	07/01/29	85,817
				320,151
	Tennessee – 7.1%
900,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Var Catholic Hlth, Ser C (a)	1.08%	05/01/39	900,000
150,000	Jackson TN Hosp Rev Ref, West TN Healthcare, Ser A	5.00%	04/01/20	150,899
600,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	649,620
50,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/21	51,908
				1,752,427
	Texas – 9.1%
200,000	Austin TX Indep Sch Dist Ref, Ser A	4.50%	08/01/20	203,594
575,000	Austin TX Indep Sch Dist Ref, Ser A	5.00%	08/01/20	586,741
175,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/21	183,970
125,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	138,421
145,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	161,806
110,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept Hotel Tax	5.00%	09/01/20	112,503
150,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	3.00%	01/01/24	151,490
180,000	Oak Point TX Spl Assmnt Rev Wildridge Pub Impt Dist #1 Impt Area #2 Proj Accd Inv (c)	3.50%	09/01/23	183,051
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$500,000	TX St Pub Fin Auth Ref Sthrn Univ Fing Sys, BAM	5.00%	11/01/21	$530,945
				2,252,521
	Vermont – 0.6%
140,000	Burlington VT, Ser B	5.00%	11/01/21	149,164
	Washington – 2.5%
600,000	King Cnty WA Swr Rev Sub (Mandatory put 12/01/21)	2.60%	01/01/43	608,106
	Wisconsin – 0.9%
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	215,105

Total Investments – 97.9%	24,195,789
(Cost $23,650,231) (d)
Net Other Assets and Liabilities – 2.1%	519,292
Net Assets – 100.0%	$24,715,081

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	Zero coupon bond.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $290,745 or 1.2% of net assets.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $545,558 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $545,558.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
NATL-RE	National Public Finance Guarantee Corp.

	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 24,195,789	$ —	$ 24,195,789	$ —

*	See Portfolio of Investments for state and territory breakout.

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.8%
	Alabama – 5.2%
$1,055,000	Columbia AL Indl Dev Brd Pollcontrol Rev Var Ref AL Pwr Co Proj, Ser A (a)	1.32%	12/01/37	$1,055,000
770,000	Jefferson Cnty AL Ref Warrants, Ser B	5.00%	04/01/21	806,560
240,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	3.00%	11/01/20	242,748
				2,104,308
	Arkansas – 0.3%
115,000	Ashdown AR Sch Dist #31 Ref	1.65%	04/01/23	115,041
	California – 0.3%
105,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref Univ CA Irvine E Campus Apts Phase I	5.00%	05/15/20	106,193
	Colorado – 1.4%
170,000	CO St Hlth Facs Auth Hosp Rev Ref Common Spirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	198,997
250,000	Fronterra Vlg CO Met Dist #2 Ref, BAM	4.00%	12/01/20	255,915
100,000	Vauxmont Met Dist CO Ref Ltd Tax Conv Unltd Sub, AGM	5.00%	12/15/21	106,401
				561,313
	Connecticut – 2.1%
850,000	Capital City CT Econ Dev Auth Pkg & Energy Fee Rev Adj, Ser B (a)	1.00%	06/15/34	850,000
	Florida – 10.0%
1,000,000	Escambia Cnty FL Sol Wst Disp Var Gulf Pwr Co Proj, 2nd Ser (a)	1.23%	04/01/39	1,000,000
500,000	FL Dev Fin Corp Surface Transprtn Fac Rev, Virgin Trains USA Passenger Rail Proj, Ser B, AMT (Mandatory put 03/17/20)	1.90%	01/01/49	500,470
1,000,000	FL St Hsg Fin Corp Mf Mtge Rev Adj Parrish Oaks, Ser A (Mandatory put 02/01/22)	1.25%	02/01/23	1,002,600
100,000	Jea FL Elec Sys Rev Ref, Ser A	5.00%	10/01/20	102,483
1,000,000	Jea FL Wtr & Swr Rev Var, Ser B (a)	1.03%	10/01/41	1,000,000
180,000	Miami Dade Cnty FL Aviation Rev Ref, Ser B, AMT	5.00%	10/01/20	184,880
210,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/20	210,804
				4,001,237
	Georgia – 0.3%
100,000	Main Street Natural Gas Inc GA Gas Supply Rev, Ser A	5.00%	05/15/20	101,062
	Illinois – 2.8%
105,000	Adams Cnty IL Sch Dist #172, BAM	4.00%	02/01/20	105,000
320,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(b)	12/01/20	315,923
195,000	IL St Sales Tax Rev Build IL	5.00%	06/15/20	197,434
400,000	IL St, Ser D	5.00%	11/01/20	410,880
105,000	Montgomery IL Ref Alt Rev Source	2.63%	12/01/21	106,094
				1,135,331
	Indiana – 8.2%
80,000	Greater Clark IN Bldg Corp Greater Clark Sch Corp 1st Mtge Bonds, Ser 2019	4.00%	07/15/21	83,404
170,000	Greater Clark IN Bldg Corp Greater Clark Sch Corp 1st Mtge Bonds, Ser 2019	4.00%	01/15/22	179,709
550,000	Gtr Clark Cnty IN Schs, BANS	2.00%	12/31/20	553,712
1,000,000	Hammond IN Local Pub Impt Bond Bank Bond Bank Advance Funding Program Notes, Ser A	2.25%	06/30/20	1,002,320
340,000	Hammond IN Multi-Sch Bldg Corp 1st Mtge	5.00%	07/15/20	345,590
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$75,000	IN St Bond Bank Spl Program Gas Rev, Ser A	5.25%	10/15/21	$80,036
1,000,000	IN St Fin Auth Econ Dev Rev Ref Republic Svcs Inc Proj, Ser A, AMT (Mandatory put 03/02/20)	1.35%	05/01/34	1,000,090
50,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/20	51,124
				3,295,985
	Iowa – 1.2%
500,000	IA St Fin Auth Rev Var Ref Trinity Hlth, Ser D (a)	0.94%	12/01/30	500,000
	Kansas – 1.7%
325,000	KS St Dev Fin Auth Hlth Facs Ku Hlth Sys, Ser H	5.00%	03/01/26	326,001
115,000	KS St Dev Fin Auth Hlth Facs Ku Hlth Sys, Ser H	5.13%	03/01/39	115,366
225,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	2.00%	09/01/21	228,755
				670,122
	Kentucky – 3.8%
385,000	Ashland KY Med Center Rev Ref Ashland Hosp Corp Dba Kings Daughters Med Ctr	5.00%	02/01/21	398,718
500,000	KY St Econ Dev Fin Auth Var Catholic Hlth, Ser C (a)	1.10%	05/01/34	500,000
350,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1	4.00%	06/01/20	353,265
150,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C	4.00%	08/01/21	156,285
100,000	Lewis Cnty KY Sch Dist Fin Corp, Ser B	2.25%	06/01/22	101,533
				1,509,801
	Louisiana – 3.2%
175,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/20	180,764
600,000	Saint James Parish LA Rev Var Nucor Steel LA, Ser A-1 (a)	1.03%	11/01/40	600,000
500,000	Saint John the Baptist Parish LA Rev Ref Marathon Oil Corp Proj, Ser A-1 (Mandatory put 04/01/23)	2.00%	06/01/37	508,840
				1,289,604
	Massachusetts – 3.0%
500,000	Fall River MA, BANS	3.50%	02/07/20	500,140
500,000	MA St Bay Transprtn Auth Var Gen Transprtn Sys, Ser A2 (a)	0.90%	03/01/30	500,000
220,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/20	225,463
				1,225,603
	Michigan – 1.1%
300,000	L’Anse Creuse MI Pub Schs (a)	0.92%	05/01/35	300,000
125,000	MI St Univ Revs Ref Gen, Ser C	5.00%	02/15/40	125,157
				425,157
	Minnesota – 4.4%
550,000	Brooklyn Center MN Mf Hsg Dev Rev Unity Pl Proj (Mandatory put 12/01/20)	1.95%	12/01/21	551,512
1,000,000	Brooklyn Center MN Mf Hsg Dev Rev Var Sonder House Apartments Proj (Mandatory put 07/01/22)	1.35%	01/01/37	1,001,890
200,000	Minneapolis MN Mf Rev Riverside Homes Proj, Ser A (Mandatory put 05/01/20)	2.40%	11/01/21	200,118
				1,753,520
	Missouri – 1.2%
500,000	MO St Hlth & Eductnl Facs Auth Var Ascension Hlth Seniorcredit Grp, Ser C4 (a)	0.92%	11/15/26	500,000
	Nebraska – 0.8%
300,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	328,410

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey – 2.7%
$500,000	NJ St Econ Dev Auth Ref Sch Facs Constr, Ser K, AMBAC	5.25%	12/15/20	$518,095
60,000	NJ St Econ Dev Auth Rev Ref, Ser XX	5.00%	06/15/20	60,862
75,000	NJ St Healthcare Facs Fing Auth Rev Ref Hackensack Meridian Hlth, Ser A	5.00%	07/01/20	76,246
160,000	NJ St Transprtn Trust Fnd Auth Transprtn Sys, Ser B, NATL-RE	5.50%	12/15/20	166,133
50,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/20	50,719
100,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.00%	06/15/20	101,437
100,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.25%	12/15/20	103,619
				1,077,111
	New Mexico – 1.3%
500,000	Farmington NM Poll Control Rev Ref Pub Svc Company Proj, Ser B (Mandatory put 06/01/22)	2.13%	06/01/40	508,380
	New York – 10.7%
300,000	Met Transprtn Auth NY Rev Transprtn, Ser A-2S	4.00%	02/01/22	316,743
115,000	Met Transprtn Auth NY Rev, Ser B-1A, BANS	5.00%	05/15/20	116,271
250,000	Met Transprtn Auth NY Rev, Ser B-1C, BANS	5.00%	05/15/20	252,762
500,000	Met Transprtn Auth NY Rev, Ser E, BANS	4.00%	09/01/20	508,430
600,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution Fiscal 2019, Ser BB (a)	0.95%	06/15/51	600,000
190,000	NY St Hsg Fin Agy Var Ref Affordable Hsg, Ser F, Bid Grp 2 (Mandatory put 05/01/20)	1.80%	05/01/50	190,116
500,000	NY St Urban Dev Corp Rev Var St Personal Income Tax St Facs, Ser A3B (a)	0.95%	03/15/33	500,000
825,000	Tompkins Cnty NY, Ser B, AMT, BANS	2.75%	02/20/20	825,627
1,000,000	Yonkers NY Rans	2.00%	06/29/20	1,003,140
				4,313,089
	North Carolina – 0.7%
300,000	Greensboro NC Var Pub Impt, Ser B (a)	0.90%	02/01/21	300,000
	North Dakota – 5.0%
1,000,000	ND St Hsg Fin Agy Var Hsg Home Mtge Fin Program, Ser B, AMT (a)	1.00%	07/01/44	1,000,000
500,000	W Fargo ND Ref & Impt Temp	2.15%	05/01/21	500,425
500,000	Watford City ND St Aid Ctfs Indebtedness Ref, AGM	3.00%	12/01/21	514,910
				2,015,335
	Ohio – 3.7%
1,000,000	East Knox OH Local Sch Dist BANS	2.38%	06/11/20	1,004,040
500,000	Franklin Cnty OH Rev Var Che Trinity Hlth Cred Grp, Ser OH (Mandatory put 05/01/20)	1.25%	12/01/46	500,000
				1,504,040
	Oklahoma – 4.1%
700,000	OK St Dev Fin Auth Gilcrease Expressway W Proj P3 Proj, AMT	1.63%	07/06/23	701,645
430,000	OK St Dev Fin Auth Var Solid Waste Disp, Ser A	2.38%	12/01/21	438,622
465,000	Tulsa OK Arpts Impt Trust Ref, Ser A, AMT, BAM	5.00%	06/01/22	505,171
				1,645,438
	Pennsylvania – 3.3%
500,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Center, Ser A	5.00%	07/15/20	509,170
185,000	Central Greene PA Sch Dist Ref, Ser B, BAM	5.00%	02/15/20	185,233
125,000	PA St Turnpike Commn Turnpike Rev Ref Sub	5.00%	06/01/20	126,654
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$500,000	Philadelphia PA Sch Dist Trans, Ser C	4.00%	03/31/20	$502,460
				1,323,517
	Tennessee – 4.4%
500,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Var Catholic Hlth, Ser C (a)	1.08%	05/01/39	500,000
500,000	Clarksville TN Pub Bldg Auth Rev Adj Pooled Fing TN Mun Bd Fd (a)	0.98%	07/01/37	500,000
500,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/20	500,000
225,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/23	249,046
				1,749,046
	Texas – 9.6%
105,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/20	106,697
200,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	223,180
380,000	Clear Creek TX Indep Sch Dist Ref, Ser A	5.00%	02/15/20	380,482
180,000	Lewisville TX Ref & Impt	5.00%	02/15/20	180,229
1,000,000	Port of Port Arthur TX Nav Dist Var Motiva Enterprises, Subser D (a)	1.15%	11/01/40	1,000,000
1,000,000	TX St Trans	4.00%	08/27/20	1,017,310
600,000	TX St Var, Veterans (a)	1.00%	06/01/50	600,000
365,000	TX St Veterans (a)	0.95%	12/01/49	365,000
				3,872,898
	Virginia – 1.2%
500,000	Norfolk VA Var (a)	0.90%	08/01/37	500,000
	Wisconsin – 1.1%
260,000	WI St Hlth & Eductnl Facs Auth Rev Beloit Hlth Sys Inc, Ser B	5.00%	04/01/30	261,672
175,000	WI St Ref, Ser 1	5.00%	11/01/20	180,409
				442,081

Total Investments – 98.8%	39,723,622
(Cost $39,623,227) (c)
Net Other Assets and Liabilities – 1.2%	464,841
Net Assets – 100.0%	$40,188,463

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	Zero coupon bond.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $100,500 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $105. The net unrealized appreciation was $100,395.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
NATL-RE	National Public Finance Guarantee Corp.

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 39,723,622	$ —	$ 39,723,622	$ —

*	See Portfolio of Investments for state breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2020 (Unaudited)
	First Trust Short Duration Managed Municipal ETF (FSMB)	First Trust Ultra Short Duration Municipal ETF (FUMB)
ASSETS:
Investments, at value	$ 24,195,789	$ 39,723,622
Cash	334,975	1,785,928
Interest receivable	193,597	246,436
Total Assets	24,724,361	41,755,986
LIABILITIES:
Payables:
Investment advisory fees payable	9,280	11,756
Investment securities purchased	—	1,555,767
Total Liabilities	9,280	1,567,523
NET ASSETS	$24,715,081	$40,188,463
NET ASSETS consist of:
Paid-in capital	$ 24,114,475	$ 40,079,120
Par value	12,000	20,000
Accumulated distributable earnings (loss)	588,606	89,343
NET ASSETS	$24,715,081	$40,188,463
NET ASSET VALUE, per share	$20.60	$20.09
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,200,002	2,000,002
Investments, at cost	$23,650,231	$39,623,227

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2020 (Unaudited)
	First Trust Short Duration Managed Municipal ETF (FSMB)	First Trust Ultra Short Duration Municipal ETF (FUMB)
INVESTMENT INCOME:
Interest	$ 283,038	$ 214,186
Total investment income	283,038	214,186
EXPENSES:
Investment advisory fees	58,881	57,393
Total expenses	58,881	57,393
Fees waived by the investment advisor	(10,706)	(12,754)
Net expenses	48,175	44,639
NET INVESTMENT INCOME (LOSS)	234,863	169,547
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	13,782	449
Net change in unrealized appreciation (depreciation) on investments	135,026	32,329
NET REALIZED AND UNREALIZED GAIN (LOSS)	148,808	32,778
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 383,671	$ 202,325
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets
	First Trust Short Duration Managed Municipal ETF (FSMB)		First Trust Ultra Short Duration Municipal ETF (FUMB)
	Six Months Ended 1/31/2020 (Unaudited)	Period Ended 7/31/2019 (a)	Six Months Ended 1/31/2020 (Unaudited)	Period Ended 7/31/2019 (a)
OPERATIONS:
Net investment income (loss)	$ 234,863	$ 330,083	$ 169,547	$ 258,259
Net realized gain (loss)	13,782	7,171	449	(557)
Net change in unrealized appreciation (depreciation)	135,026	410,532	32,329	68,066
Net increase (decrease) in net assets resulting from operations	383,671	747,786	202,325	325,768
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(240,210)	(302,641)	(190,750)	(248,000)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	10,251,953	22,069,680	20,079,080	20,020,040
Cost of shares redeemed	(5,134,018)	(3,061,140)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	5,117,935	19,008,540	20,079,080	20,020,040
Total increase (decrease) in net assets	5,261,396	19,453,685	20,090,655	20,097,808
NET ASSETS:
Beginning of period	19,453,685	—	20,097,808	—
End of period	$24,715,081	$19,453,685	$40,188,463	$20,097,808
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	950,002	—	1,000,002	—
Shares sold	500,000	1,100,002	1,000,000	1,000,002
Shares redeemed	(250,000)	(150,000)	—	—
Shares outstanding, end of period	1,200,002	950,002	2,000,002	1,000,002

(a)	Inception date is November 1, 2018, which is consistent with the commencement of operations and is the date the initial creation units were established.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Short Duration Managed Municipal ETF (FSMB)
	Six Months Ended 1/31/2020 (Unaudited)	Period Ended 7/31/2019 (a)
Net asset value, beginning of period	$ 20.48	$ 20.00
Income from investment operations:
Net investment income (loss)	0.22	0.34
Net realized and unrealized gain (loss)	0.13	0.45
Total from investment operations	0.35	0.79
Distributions paid to shareholders from:
Net investment income	(0.23)	(0.31)
Net asset value, end of period	$20.60	$20.48
Total return (b)	1.72%	3.98%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 24,715	$ 19,454
Ratio of total expenses to average net assets	0.55% (c)	0.55% (c)
Ratio of net expenses to average net assets	0.45% (c)	0.45% (c)
Ratio of net investment income (loss) to average net assets	2.19% (c)	2.23% (c)
Portfolio turnover rate (d)	6%	66%

(a)	Inception date is November 1, 2018, which is consistent with the commencement of operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Ultra Short Duration Municipal ETF (FUMB)
	Six Months Ended 1/31/2020 (Unaudited)	Period Ended 7/31/2019 (a)
Net asset value, beginning of period	$ 20.10	$ 20.00
Income from investment operations:
Net investment income (loss)	0.13	0.26
Net realized and unrealized gain (loss)	0.01	0.09
Total from investment operations	0.14	0.35
Distributions paid to shareholders from:
Net investment income	(0.15)	(0.25)
Net asset value, end of period	$20.09	$20.10
Total return (b)	0.72%	1.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 40,188	$ 20,098
Ratio of total expenses to average net assets	0.45% (c)	0.45% (c)
Ratio of net expenses to average net assets	0.35% (c)	0.35% (c)
Ratio of net investment income (loss) to average net assets	1.33% (c)	1.73% (c)
Portfolio turnover rate (d)	72%	145%

(a)	Inception date is November 1, 2018, which is consistent with the commencement of operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of fifteen funds that are offering shares. This report covers the following funds, each a non-diversified series of the Trust:
First Trust Short Duration Managed Municipal ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FSMB”)
First Trust Ultra Short Duration Municipal ETF – (NYSE Arca ticker “FUMB”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed for cash and, in certain circumstances, in-kind for securities in which a Fund invests. Except when aggregated in Creation Units, the shares are not redeemable securities of a Fund.
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to seek to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, each Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2020, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended July 31, 2019, was as follows:
	Distributions paid from Tax-Exempt Income	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Short Duration Managed Municipal ETF	$ 294,917	$ 7,724	$ —	$ —
First Trust Ultra Short Duration Municipal ETF	247,128	872	—	—
As of July 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Short Duration Managed Municipal ETF	$ 29,899	$ —	$ 415,246
First Trust Ultra Short Duration Municipal ETF	1,275	(463)	76,956
D. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, each Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2019 remains open to federal and state audit. As of January 31, 2020, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2019, the Funds had non-expiring capital loss carryforwards for federal income tax purposes as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
Capital Loss Available
First Trust Short Duration Managed Municipal ETF	$ —
First Trust Ultra Short Duration Municipal ETF	463
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended July 31, 2019, the Funds had no net ordinary losses.
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
FSMB and FUMB have agreed to pay First Trust an annual unitary management fee of 0.55% and 0.45% of FSMB’s and FUMB’s average daily net assets, respectively. Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust manages the investment of the Funds’ assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust’s Board of Trustees and the Advisor have entered into a Fee Waiver Agreement for the Funds pursuant to which the Advisor contractually agreed to waive management fees of 0.10% of each Fund’s average daily net assets until November 30, 2020. The waiver agreement may be terminated by action of the Trust’s Board of Trustees at any time upon 60 days’ written notice by the Trust on behalf of the Funds or by the Funds’ investment advisor only after November 30, 2020. First Trust does not have the right to recover the fees waived. During the six months ended January 31, 2020, the Advisor waived fees of $10,706 and $12,754 for FSMB and FUMB, respectively.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended January 31, 2020, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Short Duration Managed Municipal ETF	$ 8,021,491	$ 1,317,376
First Trust Ultra Short Duration Municipal ETF	31,607,894	13,750,000

For the six months ended January 31, 2020, the Funds had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). Due to the nature of each Fund’s investments, each Fund’s Creation Units are generally issued and redeemed for cash, although Creation Units may be issued in-kind for securities in which each Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund’s portfolio and/or the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund’s portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a standard redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund’s portfolio and/or the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund’s portfolio. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2020.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 7, 2020
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 7, 2020

* Print the name and title of each signing officer under his or her signature.